UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Contrafund Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.68%
Actual		$ 1,000.00	$ 1,086.90	$ 3.52
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.78%
Actual		$ 1,000.00	$ 1,086.60	$ 4.04
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,086.40	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2R	.93%
Actual		$ 1,000.00	$ 1,085.90	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.79%
Actual		$ 1,000.00	$ 1,086.50	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.7	2.5
Royal Dutch Shell PLC Class B ADR	2.2	0.0
JPMorgan Chase & Co.	2.0	2.5
Verizon Communications, Inc.	1.7	1.5
ASML Holding NV (NY Shares)	1.6	1.3
Wells Fargo & Co.	1.6	2.0
Procter & Gamble Co.	1.5	2.2
Pfizer, Inc.	1.4	1.3
Intel Corp.	1.4	0.0
Chevron Corp.	1.3	1.0
	17.4
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	14.7
Health Care	13.2	14.4
Financials	12.8	12.5
Consumer Staples	11.4	13.2
Energy	10.9	12.4
Industrials	9.7	11.7
Consumer Discretionary	8.5	7.3
Utilities	4.0	4.4
Telecommunication Services	3.0	4.1
Materials	2.9	2.8
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	16.4%	** Foreign investments	13.2%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.5%
BorgWarner, Inc.	425,400	$ 14,527,410
Gentex Corp.	1,265,992	14,685,507
Johnson Controls, Inc.	1,866,300	40,536,036
TRW Automotive Holdings Corp. (a)	221,100	2,498,430
		72,247,383
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	131,800	9,954,854
Distributors - 0.3%
Li & Fung Ltd.	15,492,000	41,579,066
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	73,207	5,812,099
Regis Corp.	673,467	11,725,060
Sotheby's Class A (ltd. vtg.)	544,238	7,679,198
		25,216,357
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	687,600	11,874,852
McDonald's Corp.	1,949,784	112,093,082
Royal Caribbean Cruises Ltd.	907,900	12,292,966
Starwood Hotels & Resorts Worldwide, Inc.	940,900	20,887,980
Wendy's/Arby's Group, Inc.	1,199,200	4,796,800
		161,945,680
Household Durables - 0.5%
Centex Corp.	183,794	1,554,897
D.R. Horton, Inc.	1,307,200	12,235,392
Mohawk Industries, Inc. (a)	646,531	23,068,226
Newell Rubbermaid, Inc.	1,357,800	14,134,698
Pulte Homes, Inc.	516,500	4,560,695
Whirlpool Corp.	521,715	22,204,190
		77,758,098
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	632,285	52,896,963
Expedia, Inc. (a)	1,082,438	16,355,638
Priceline.com, Inc. (a)(d)	123,600	13,787,580
		83,040,181
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	424,900	10,299,576
Media - 2.8%
Cablevision Systems Corp. - NY Group Class A	275,400	5,345,514
Central European Media Enterprises Ltd. Class A (a)	703,300	13,847,977
Comcast Corp.:
Class A	2,179,693	31,583,752
Class A (special) (non-vtg.)	5,187,900	73,149,390
Discovery Communications, Inc. (a)	634,000	14,296,700
DreamWorks Animation SKG, Inc. Class A (a)	526,015	14,512,754
Interpublic Group of Companies, Inc. (a)	2,643,400	13,349,170

	Shares	Value
Liberty Global, Inc. Class A (a)	752,300	$ 11,954,047
The DIRECTV Group, Inc. (a)(d)	3,274,700	80,917,837
The Walt Disney Co.	3,428,143	79,978,576
The Weinstein Co. II Holdings, LLC Class A-1 (a)(i)	11,499	4,312,125
Time Warner Cable, Inc.	1,227,443	38,873,120
Viacom, Inc. Class B (non-vtg.) (a)	1,468,200	33,328,140
		415,449,102
Multiline Retail - 0.5%
Kohl's Corp. (a)	268,432	11,475,468
Target Corp.	1,687,800	66,617,466
		78,092,934
Specialty Retail - 1.7%
Home Depot, Inc.	2,779,300	65,674,859
Lowe's Companies, Inc.	3,161,700	61,368,597
MarineMax, Inc. (a)	506,913	1,743,781
Ross Stores, Inc.	428,000	16,520,800
Sally Beauty Holdings, Inc. (a)	1,806,000	11,486,160
Staples, Inc.	1,442,600	29,097,242
Tiffany & Co., Inc.	420,300	10,658,808
TJX Companies, Inc.	1,395,852	43,913,504
Urban Outfitters, Inc. (a)	514,500	10,737,615
Zumiez, Inc. (a)	705,920	5,654,419
		256,855,785
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	507,400	12,487,114
Iconix Brand Group, Inc. (a)	220,000	3,383,600
LVMH Moet Hennessy - Louis Vuitton	157,000	11,980,180
Ports Design Ltd.	4,211,000	9,910,920
		37,761,814
TOTAL CONSUMER DISCRETIONARY		1,270,200,830
CONSUMER STAPLES - 11.4%
Beverages - 3.5%
Anheuser-Busch InBev NV	1,547,161	55,861,019
Coca-Cola Enterprises, Inc.	1,716,658	28,582,356
Coca-Cola FEMSA SAB de CV sponsored ADR	213,700	8,573,644
Coca-Cola Icecek AS	770,000	4,397,287
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	96,104	6,230,422
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,687,788	46,761,152
Diageo PLC sponsored ADR	437,235	25,031,704
Dr Pepper Snapple Group, Inc. (a)	832,045	17,631,034
Embotelladora Andina SA sponsored ADR	510,637	8,691,042
Fomento Economico Mexicano SAB de CV sponsored ADR	132,700	4,278,248
Molson Coors Brewing Co. Class B	1,250,121	52,917,622
Pepsi Bottling Group, Inc.	507,870	17,186,321
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,039,801	$ 112,107,463
The Coca-Cola Co.	2,700,152	129,580,294
		517,829,608
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	473,900	21,657,230
CVS Caremark Corp.	4,511,461	143,780,262
Kroger Co.	1,534,245	33,830,102
Safeway, Inc.	2,615,569	53,279,141
Wal-Mart Stores, Inc.	2,050,897	99,345,451
Walgreen Co.	762,386	22,414,148
		374,306,334
Food Products - 1.9%
Archer Daniels Midland Co.	1,126,900	30,167,113
Bunge Ltd.	93,000	5,603,250
Cadbury PLC sponsored ADR	313,092	10,770,365
General Mills, Inc.	835,829	46,823,141
Green Mountain Coffee Roasters, Inc. (a)(d)	687,135	40,623,421
Nestle SA (Reg.)	1,831,858	68,998,186
SLC Agricola SA	486,100	4,504,718
Tyson Foods, Inc. Class A	1,310,100	16,520,361
Unilever NV (NY Shares)	2,257,300	54,581,514
Viterra, Inc. (a)	519,500	4,511,177
		283,103,246
Household Products - 2.0%
Colgate-Palmolive Co.	873,871	61,817,635
Energizer Holdings, Inc. (a)	173,800	9,079,312
Procter & Gamble Co.	4,450,217	227,406,089
		298,303,036
Personal Products - 0.4%
Avon Products, Inc.	2,070,477	53,376,897
Mead Johnson Nutrition Co. Class A	275,300	8,746,281
		62,123,178
Tobacco - 1.1%
Altria Group, Inc.	2,280,375	37,375,346
British American Tobacco PLC sponsored ADR	1,397,865	78,000,867
Philip Morris International, Inc.	1,099,429	47,957,093
Souza Cruz Industria Comerico	150,300	4,307,441
		167,640,747
TOTAL CONSUMER STAPLES		1,703,306,149
ENERGY - 10.9%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	670,194	16,694,533
BJ Services Co.	3,352,741	45,697,860

	Shares	Value
Global Industries Ltd. (a)	1,141,157	$ 6,458,949
Halliburton Co.	880,500	18,226,350
Helmerich & Payne, Inc.	1,235,000	38,124,450
Nabors Industries Ltd. (a)	2,407,325	37,506,124
National Oilwell Varco, Inc. (a)	2,141,454	69,939,888
Noble Corp.	1,462,975	44,254,994
Pride International, Inc. (a)	941,900	23,604,014
Smith International, Inc.	1,080,350	27,819,013
Weatherford International Ltd. (a)	5,772,900	112,917,924
		441,244,099
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	1,447,994	76,178,104
Chesapeake Energy Corp.	229,000	4,541,070
Chevron Corp.	2,903,484	192,355,815
China Shenhua Energy Co. Ltd. (H Shares)	1,224,500	4,510,958
Comstock Resources, Inc. (a)	81,100	2,680,355
Concho Resources, Inc. (a)	2,850,530	81,781,706
Continental Resources, Inc. (a)(d)	20,549	570,235
Denbury Resources, Inc. (a)	3,291,308	48,480,967
El Paso Corp.	6,425,280	59,305,334
Energy Resources of Australia Ltd.	475,477	8,964,349
EXCO Resources, Inc. (a)	2,247,650	29,039,638
Marathon Oil Corp.	437,878	13,193,264
Occidental Petroleum Corp.	658,234	43,318,380
OPTI Canada, Inc. (a)(f)	226,700	341,063
Petro-Canada	694,800	26,833,820
Petrobank Energy & Resources Ltd. (a)	5,800	168,450
Petrohawk Energy Corp. (a)	4,129,843	92,095,499
Plains Exploration & Production Co. (a)	1,805,582	49,400,724
Quicksilver Resources, Inc. (a)(d)	587,088	5,454,048
Range Resources Corp.	263,466	10,910,127
Royal Dutch Shell PLC Class B ADR	6,330,100	321,948,886
Southwestern Energy Co. (a)	1,670,333	64,892,437
Suncor Energy, Inc.	1,338,900	40,716,097
Ultra Petroleum Corp. (a)	432,100	16,851,900
Uranium One, Inc. (a)	504,400	1,157,895
Venoco, Inc. (a)	408,149	3,130,503
		1,198,821,624
TOTAL ENERGY		1,640,065,723
FINANCIALS - 12.4%
Capital Markets - 2.0%
BlackRock, Inc. Class A	59,832	10,495,729
E*TRADE Financial Corp. (a)(d)	2,735,700	3,501,696
Franklin Resources, Inc.	109,100	7,856,291
GFI Group, Inc.	686,882	4,629,585
Goldman Sachs Group, Inc.	685,900	101,129,096
Greenhill & Co., Inc.	94,100	6,794,961
Janus Capital Group, Inc.	730,700	8,329,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,152,500	$ 89,877,775
State Street Corp.	1,436,000	67,779,200
		300,394,313
Commercial Banks - 3.1%
Bangkok Bank Ltd. PCL (For. Reg.)	3,493,700	11,488,385
Comerica, Inc.	215,700	4,562,055
DnB Nor ASA (a)	637,800	4,858,711
Huntington Bancshares, Inc.	466,900	1,951,642
Mitsubishi UFJ Financial Group, Inc.	2,877,300	17,766,741
PNC Financial Services Group, Inc.	1,219,280	47,320,257
Standard Chartered PLC (United Kingdom)	959,800	18,000,771
Sumitomo Mitsui Financial Group, Inc.	477,500	19,479,680
SunTrust Banks, Inc.	1,959,800	32,238,710
TCF Financial Corp. (d)	275,900	3,688,783
U.S. Bancorp, Delaware	4,199,500	75,255,040
Wells Fargo & Co.	9,469,461	229,729,124
		466,339,899
Consumer Finance - 0.4%
American Express Co.	779,628	18,118,555
Capital One Financial Corp.	955,940	20,915,967
Discover Financial Services	1,370,393	14,073,936
VisaNet Brasil (a)	1,101,000	9,517,209
		62,625,667
Diversified Financial Services - 3.7%
Bank of America Corp.	14,273,514	188,410,385
BM&F BOVESPA SA	878,100	5,245,600
CME Group, Inc.	121,300	37,737,643
IntercontinentalExchange, Inc. (a)	83,600	9,550,464
JPMorgan Chase & Co.	9,009,218	307,304,426
		548,248,518
Insurance - 2.4%
ACE Ltd.	934,100	41,315,243
Assured Guaranty Ltd.	341,900	4,232,722
CNA Financial Corp.	1,462,119	22,618,981
eHealth, Inc. (a)	468,125	8,267,088
Genworth Financial, Inc. Class A (non-vtg.)	2,131,200	14,897,088
Lincoln National Corp.	1,080,600	18,597,126
MetLife, Inc.	2,068,361	62,071,514
PartnerRe Ltd.	206,463	13,409,772
Principal Financial Group, Inc.	754,300	14,211,012
Protective Life Corp.	1,224,300	14,005,992
Sony Financial Holdings, Inc.	8,505	23,545,788
The Travelers Companies, Inc.	1,884,868	77,354,983
Unum Group	882,300	13,993,278
XL Capital Ltd. Class A	3,075,300	35,242,938
		363,763,525

	Shares	Value
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	398,110	$ 1,942,777
Duke Realty LP	1,452,900	12,741,933
Plum Creek Timber Co., Inc. (d)	831,900	24,773,982
Potlatch Corp.	251,600	6,111,364
ProLogis Trust	3,828,062	30,854,180
SL Green Realty Corp.	198,700	4,558,178
Vornado Realty Trust	3,631	163,504
		81,145,918
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	662,300	5,025,033
China Overseas Land & Investment Ltd.	2,338,000	5,430,264
DLF Ltd.	1,210,607	7,879,720
Forestar Group, Inc. (a)	480,599	5,709,516
Hang Lung Properties Ltd.	2,669,000	8,833,643
Indiabulls Real Estate Ltd.	194,583	796,058
		33,674,234
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	413,500	5,363,095
TOTAL FINANCIALS		1,861,555,169
HEALTH CARE - 13.2%
Biotechnology - 1.6%
Acorda Therapeutics, Inc. (a)	452,000	12,741,880
Amgen, Inc. (a)	1,339,886	70,933,565
Biogen Idec, Inc. (a)	1,117,311	50,446,592
Genzyme Corp. (a)	300,570	16,732,732
Gilead Sciences, Inc. (a)	1,453,902	68,100,770
Myriad Genetics, Inc. (a)	119,336	4,254,328
Myriad Pharmaceuticals, Inc. (a)	50,584	235,216
ONYX Pharmaceuticals, Inc. (a)	508,298	14,364,501
Vanda Pharmaceuticals, Inc. (a)	739,689	8,706,140
		246,515,724
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,577,145	83,525,599
Boston Scientific Corp. (a)	5,118,200	51,898,548
C.R. Bard, Inc.	268,174	19,965,554
Cooper Companies, Inc.	625,105	15,458,847
Covidien PLC	2,505,522	93,806,744
Edwards Lifesciences Corp. (a)	434,271	29,543,456
ev3, Inc. (a)	720,945	7,728,530
Mako Surgical Corp. (a)	878,693	7,925,811
Nobel Biocare Holding AG (Switzerland)	224,680	4,905,568
Quidel Corp. (a)	1,198,704	17,453,130
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,312,000	5,936,696
St. Jude Medical, Inc. (a)	619,596	25,465,396
		363,613,879
Health Care Providers & Services - 2.3%
CIGNA Corp.	1,828,696	44,053,287
Community Health Systems, Inc. (a)	775,514	19,581,729
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	1,014,746	$ 69,763,788
Henry Schein, Inc. (a)	610,100	29,254,295
Medco Health Solutions, Inc. (a)	1,858,914	84,785,068
UnitedHealth Group, Inc.	2,745,811	68,590,359
WellPoint, Inc. (a)	451,949	22,999,685
		339,028,211
Health Care Technology - 0.4%
HLTH Corp. (a)(d)	4,541,518	59,493,886
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	912,371	35,527,727
Life Technologies Corp. (a)	1,225,276	51,118,515
QIAGEN NV (a)	1,563,018	29,056,505
		115,702,747
Pharmaceuticals - 5.7%
Abbott Laboratories	2,210,092	103,962,728
Allergan, Inc.	1,807,368	85,994,569
Ardea Biosciences, Inc. (a)	208,000	3,273,920
Elan Corp. PLC sponsored ADR (a)	1,231,000	7,841,470
Johnson & Johnson	2,459,296	139,688,013
King Pharmaceuticals, Inc. (a)	1,612,300	15,526,449
Merck & Co., Inc.	3,877,606	108,417,864
Novo Nordisk AS Series B	367,300	19,857,981
Pfizer, Inc.	14,509,227	217,638,405
Pronova BioPharma ASA (a)	3,226,100	8,576,585
Roche Holding AG (participation certificate)	203,630	27,684,233
Schering-Plough Corp.	1,564,488	39,299,939
Teva Pharmaceutical Industries Ltd. sponsored ADR	215,900	10,652,506
Wyeth	1,449,500	65,792,805
		854,207,467
TOTAL HEALTH CARE		1,978,561,914
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	293,642	16,264,830
Honeywell International, Inc.	1,702,442	53,456,679
Lockheed Martin Corp.	794,061	64,041,020
Raytheon Co.	919,612	40,858,361
The Boeing Co.	531,402	22,584,585
United Technologies Corp.	860,680	44,720,933
		241,926,408
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	966,301	50,392,597
FedEx Corp.	508,700	28,293,894
United Parcel Service, Inc. Class B	1,638,356	81,901,416
		160,587,907

	Shares	Value
Airlines - 0.0%
AMR Corp. (a)	768,200	$ 3,088,164
Building Products - 0.1%
Masco Corp.	1,848,912	17,712,577
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	773,627	39,864,999
Construction & Engineering - 0.3%
MYR Group, Inc. (a)	267,800	5,414,916
Quanta Services, Inc. (a)	2,035,799	47,088,031
		52,502,947
Electrical Equipment - 0.9%
Alstom SA (d)	513,500	30,291,647
Cooper Industries Ltd. Class A	501,900	15,583,995
Energy Conversion Devices, Inc. (a)(d)	539,448	7,633,189
Regal-Beloit Corp.	540,356	21,462,940
Renewable Energy Corp. AS (a)(d)	2,399,500	18,614,945
Renewable Energy Corp. AS rights 7/13/09 (a)(d)	807,965	2,889,088
Sunpower Corp.:
Class A (a)	203,300	5,415,912
Class B (a)	1,216,515	29,135,534
		131,027,250
Industrial Conglomerates - 1.9%
General Electric Co.	15,158,096	177,652,885
Siemens AG sponsored ADR	669,608	46,330,178
Textron, Inc.	3,614,994	34,920,842
Tyco International Ltd.	776,000	20,160,480
		279,064,385
Machinery - 2.6%
Caterpillar, Inc.	376,300	12,432,952
Cummins, Inc.	2,068,556	72,833,857
Danaher Corp.	1,450,445	89,550,474
Deere & Co.	1,313,770	52,485,112
Eaton Corp.	1,041,820	46,475,590
Flowserve Corp.	53,700	3,748,797
Illinois Tool Works, Inc.	307,600	11,485,784
Ingersoll-Rand Co. Ltd. Class A	541,200	11,311,080
Navistar International Corp. (a)	888,723	38,748,323
PACCAR, Inc.	520,500	16,921,455
Parker Hannifin Corp.	35,000	1,503,600
Toro Co.	406,467	12,153,363
Trinity Industries, Inc. (d)	217,400	2,960,988
Vallourec SA (d)	86,300	10,474,717
		383,086,092
Professional Services - 0.3%
Manpower, Inc.	517,111	21,894,480
Monster Worldwide, Inc. (a)	1,396,672	16,494,696
		38,389,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
CSX Corp.	448,304	$ 15,524,768
Union Pacific Corp.	1,265,204	65,866,520
		81,391,288
Trading Companies & Distributors - 0.1%
GATX Corp.	111,900	2,878,068
W.W. Grainger, Inc.	181,526	14,863,349
WESCO International, Inc. (a)	137,700	3,448,008
		21,189,425
TOTAL INDUSTRIALS		1,449,830,618
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	7,920,082	19,641,803
Ciena Corp. (a)(d)(e)	5,691,358	58,905,555
Juniper Networks, Inc. (a)	6,178,155	145,804,458
QUALCOMM, Inc.	1,659,400	75,004,880
Sycamore Networks, Inc. (a)(e)	17,411,632	54,498,408
Tellabs, Inc. (a)	333,567	1,911,339
ZTE Corp. (H Shares)	3,409,940	11,835,944
		367,602,387
Computers & Peripherals - 0.7%
Acer, Inc.	7,751,000	13,468,719
SanDisk Corp. (a)	5,819,701	85,491,408
Western Digital Corp. (a)	252,100	6,680,650
Wistron Corp.	4,088,000	6,780,158
		112,420,935
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	112,500	2,389,500
Flextronics International Ltd. (a)	1,451,800	5,966,898
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,559,400	4,816,771
		13,173,169
IT Services - 0.0%
RightNow Technologies, Inc. (a)	123,000	1,451,400
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	3,185,700	9,461,529
Altera Corp.	495,200	8,061,856
Amkor Technology, Inc. (a)	1,701,201	8,046,681
Analog Devices, Inc.	4,851,700	120,225,126
Applied Materials, Inc.	12,880,084	141,294,521
Applied Micro Circuits Corp. (a)	538,571	4,378,582
ARM Holdings PLC sponsored ADR	1,597,400	9,536,478
ASML Holding NV (NY Shares)	10,863,800	235,201,270
ATMI, Inc. (a)	1,129,186	17,536,259
Brooks Automation, Inc. (a)(e)	3,437,440	15,399,731
Cirrus Logic, Inc. (a)(e)	3,342,634	15,041,853
Cymer, Inc. (a)	775,216	23,047,172

	Shares	Value
Global Unichip Corp.	1,615,000	$ 7,568,777
Globe Specialty Metals, Inc. (Reg. S) (a)	2,093,133	14,651,931
Inotera Memories, Inc. (a)	29,361,000	12,643,279
Intel Corp.	12,364,885	204,638,847
Intersil Corp. Class A	1,976,670	24,846,742
KLA-Tencor Corp.	1,931,324	48,765,931
Kulicke & Soffa Industries, Inc. (a)	133,026	456,279
Lam Research Corp. (a)	3,242,145	84,295,770
Linear Technology Corp.	150,900	3,523,515
Marvell Technology Group Ltd. (a)	8,291,143	96,508,905
Mattson Technology, Inc. (a)(e)	2,833,186	3,343,159
MediaTek, Inc.	1,180,000	14,076,689
Micron Technology, Inc. (a)	23,992,202	121,400,542
Monolithic Power Systems, Inc. (a)	390,036	8,740,707
Novellus Systems, Inc. (a)	1,299,443	21,700,698
NVIDIA Corp. (a)	901,242	10,175,022
Photronics, Inc. (a)	837,529	3,391,992
Richtek Technology Corp.	1,795,000	11,280,204
Samsung Electronics Co. Ltd.	232,905	108,157,985
Skyworks Solutions, Inc. (a)	5,592,663	54,696,244
Taiwan Semiconductor Manufacturing Co. Ltd.	7,348,000	12,231,759
Teradyne, Inc. (a)	1,577,162	10,819,331
Tokyo Electron Ltd.	1,854,900	89,919,373
Varian Semiconductor Equipment Associates, Inc. (a)	337,500	8,096,625
Verigy Ltd. (a)	2,458,507	29,920,030
Volterra Semiconductor Corp. (a)	241,777	3,176,950
		1,616,258,344
Software - 3.3%
BMC Software, Inc. (a)	1,367,581	46,210,562
Citrix Systems, Inc. (a)	1,050,926	33,514,030
Microsoft Corp.	17,170,400	408,140,399
		487,864,991
TOTAL INFORMATION TECHNOLOGY		2,598,771,226
MATERIALS - 2.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	490,204	31,662,276
Airgas, Inc.	400,500	16,232,265
Albemarle Corp.	814,175	20,818,455
CF Industries Holdings, Inc.	54,500	4,040,630
Dow Chemical Co.	2,323,500	37,501,290
E.I. du Pont de Nemours & Co.	1,080,800	27,690,096
Ecolab, Inc.	34,461	1,343,634
FMC Corp.	211,361	9,997,375
Monsanto Co.	746,346	55,483,362
Praxair, Inc.	119,132	8,466,711
Solutia, Inc. (a)	1,269,300	7,311,168
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Terra Industries, Inc.	209,757	$ 5,080,315
The Mosaic Co.	45,000	1,993,500
		227,621,077
Construction Materials - 0.0%
Vulcan Materials Co.	60,000	2,586,000
Containers & Packaging - 0.5%
Ball Corp.	377,446	17,045,461
Owens-Illinois, Inc. (a)	704,000	19,719,040
Rock-Tenn Co. Class A	155,495	5,933,689
Sealed Air Corp.	429,894	7,931,544
Temple-Inland, Inc.	2,008,500	26,351,520
		76,981,254
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	362,900	19,116,914
AK Steel Holding Corp.	135,400	2,598,326
Alcoa, Inc.	222,200	2,295,326
Freeport-McMoRan Copper & Gold, Inc. Class B	216,800	10,863,848
Impala Platinum Holdings Ltd.	121,600	2,687,768
Ivanhoe Mines Ltd. (a)	490,800	2,721,744
Newcrest Mining Ltd.	506,191	12,443,140
Nucor Corp.	413,100	18,354,033
Yamana Gold, Inc.	1,666,500	14,815,244
		85,896,343
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	534,536	16,265,930
TOTAL MATERIALS		409,350,604
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
Embarq Corp.	1,021,944	42,982,965
Qwest Communications International, Inc.	8,203,008	34,042,483
Verizon Communications, Inc.	8,220,400	252,612,892
		329,638,340
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	1,817,549	57,307,320
Clearwire Corp. Class A (a)(d)	3,617,441	20,004,449
Sprint Nextel Corp. (a)	9,351,953	44,982,894
		122,294,663
TOTAL TELECOMMUNICATION SERVICES		451,933,003
UTILITIES - 4.0%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	3,368,000	97,301,520

	Shares	Value
Entergy Corp.	627,900	$ 48,674,808
Exelon Corp.	967,448	49,543,012
FirstEnergy Corp.	1,551,744	60,130,080
FPL Group, Inc.	1,134,800	64,524,728
Pinnacle West Capital Corp.	409,900	12,358,485
		332,532,633
Gas Utilities - 0.1%
EQT Corp.	303,600	10,598,676
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	1,663,818	19,316,927
Constellation Energy Group, Inc.	1,943,100	51,647,598
EDP Renovaveis SA	86,121	881,854
NRG Energy, Inc. (a)	1,600,400	41,546,384
		113,392,763
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	3,861,819	42,788,955
PG&E Corp.	808,600	31,082,584
Sempra Energy	988,300	49,049,329
TECO Energy, Inc.	1,503,857	17,941,014
		140,861,882
TOTAL UTILITIES		597,385,954
TOTAL COMMON STOCKS (Cost $15,465,284,803)		13,960,961,190
Convertible Preferred Stocks - 0.6%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	46,800	5,658,120
FINANCIALS - 0.4%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	24,200	17,569,200
Wells Fargo & Co. 7.50%	20,100	15,777,897
		33,347,097
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	165,500	2,854,397
Citigroup, Inc. Series T, 6.50%	571,822	19,191,776
		22,046,173
TOTAL FINANCIALS		55,393,270
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	393,990	2,757,930
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	311,500	$ 24,608,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $87,955,638)		88,417,820
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp.:
4.8831% 11/15/11 (h)	$ 2,165,000	1,905,200
7.75% 11/15/11	250,000	229,375
TOTAL NONCONVERTIBLE BONDS (Cost $1,843,817)		2,134,575
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills, yield at date of purchase 0.05% to 0.18% 7/23/09 to 8/20/09 (g) (Cost $80,095,679)	80,100,000	80,093,705
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	851,214,999	851,214,999
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	111,917,966	111,917,966
TOTAL MONEY MARKET FUNDS (Cost $963,132,965)		963,132,965
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $16,598,312,902)		15,094,740,255
NET OTHER ASSETS - (0.6)%		(91,127,601)
NET ASSETS - 100%		$ 15,003,612,654
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16,883 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 772,819,325	$ 7,331,246

The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,999,183 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $80,093,705.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,312,125 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 947,049
Fidelity Securities Lending Cash Central Fund	1,933,502
Total	$ 2,880,551
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brooks Automation, Inc.	$ 17,233,146	$ 2,379,522	$ -	$ -	$ 15,399,731
Ciena Corp.	39,405,099	-	1,442,282	-	58,905,555
Cirrus Logic, Inc.	9,407,912	-	585,391	-	15,041,853
Concho Resources, Inc.	103,767,446	5,524,791	55,079,008	-	-
Mattson Technology, Inc.	4,737,298	-	279,938	-	3,343,159
Sycamore Networks, Inc.	53,078,090	-	6,790,200	-	54,498,408
Total	$ 227,628,991	$ 7,904,313	$ 64,176,819	$ -	$ 147,188,706
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,270,200,830	$ 1,265,888,705	$ -	$ 4,312,125
Consumer Staples	1,703,306,149	1,703,306,149	-	-
Energy	1,645,723,843	1,639,724,660	5,999,183	-
Financials	1,916,948,439	1,877,135,525	39,812,914	-
Health Care	1,981,319,844	1,978,561,914	-	2,757,930
Industrials	1,449,830,618	1,449,830,618	-	-
Information Technology	2,598,771,226	2,598,771,226	-	-
Materials	433,959,104	409,350,604	24,608,500	-
Telecommunication Services	451,933,003	451,933,003	-	-
Utilities	597,385,954	597,385,954	-	-
Corporate Bonds	2,134,575	-	2,134,575	-
Money Market Funds	963,132,965	963,132,965	-	-
U.S. Government and Government Agency Obligations	80,093,705	-	80,093,705	-
Total Investments in Securities	$ 15,094,740,255	$ 14,935,021,323	$ 152,648,877	$ 7,070,055
Derivative Instruments:
Assets
Futures Contracts	$ 7,331,246	$ 7,331,246	$ -	$ -
Total Assets	$ 7,331,246	$ 7,331,246	$ -	$ -
Total Derivative Instruments:	$ 7,331,246	$ 7,331,246	$ -	$ -

The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,610,724
Total Realized Gain (Loss)	(30,387,232)
Total Unrealized Gain (Loss)	20,586,675
Cost of purchases	19,539,653
Proceeds of sales	(27,800,085)
Amortization/Accretion	-
Transfers in/out of level 3	(19,479,680)
Ending Balance	$ 7,070,055
Total unrealized gain (loss) on investments held at June 30, 2009	$ (4,312,125)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,331,246	$ -
Total Value of Derivatives	$ 7,331,246	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
United Kingdom	3.2%
Switzerland	2.2%
Netherlands	2.2%
Canada	1.4%
Japan	1.1%
Bermuda	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,732,126,551 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,028,673,848 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,178,670) - See accompanying schedule: Unaffiliated issuers (cost $15,343,330,553)	$ 13,984,418,584
Fidelity Central Funds (cost $963,132,965)	963,132,965
Other affiliated issuers (cost $291,849,384)	147,188,706
Total Investments (cost $16,598,312,902)		$ 15,094,740,255
Cash		1,892,399
Foreign currency held at value (cost $3,354,916)		3,356,306
Receivable for investments sold		75,761,784
Receivable for fund shares sold		5,518,353
Dividends receivable		15,892,557
Interest receivable		15,638
Distributions receivable from Fidelity Central Funds		412,550
Prepaid expenses		84,112
Other receivables		314,420
Total assets		15,197,988,374

Liabilities
Payable for investments purchased	$ 47,396,647
Payable for fund shares redeemed	19,795,790
Accrued management fee	7,106,629
Distribution fees payable	1,567,964
Payable for daily variation on futures contracts	4,811,655
Other affiliated payables	996,453
Other payables and accrued expenses	782,616
Collateral on securities loaned, at value	111,917,966
Total liabilities		194,375,720

Net Assets		$ 15,003,612,654
Net Assets consist of:
Paid in capital		$ 22,377,304,061
Undistributed net investment income		101,130,295
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,978,537,272)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,496,284,430)
Net Assets		$ 15,003,612,654

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($6,269,438,918 ÷ 375,174,320 shares)	$ 16.71

Service Class: Net Asset Value, offering price and redemption price per share ($1,507,775,531 ÷ 90,584,822 shares)	$ 16.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,860,336,636 ÷ 417,615,779 shares)	$ 16.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($12,316,221 ÷ 751,723 shares)	$ 16.38

Investor Class: Net Asset Value, offering price and redemption price per share ($353,745,348 ÷ 21,240,004 shares)	$ 16.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 157,153,134
Interest		176,889
Income from Fidelity Central Funds		2,880,551
Total income		160,210,574

Expenses
Management fee	$ 38,783,941
Transfer agent fees	5,986,929
Distribution fees	8,409,692
Accounting and security lending fees	791,421
Custodian fees and expenses	358,704
Independent trustees' compensation	54,548
Appreciation in deferred trustee compensation account	15
Audit	55,415
Legal	14,205
Miscellaneous	622,430
Total expenses before reductions	55,077,300
Expense reductions	(237,770)	54,839,530
Net investment income (loss)		105,371,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,696,055,252)
Other affiliated issuers	(1,895,204)
Foreign currency transactions	(1,091,850)
Futures contracts	13,016,106
Total net realized gain (loss)		(1,686,026,200)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,723,838,007
Assets and liabilities in foreign currencies	(241,139)
Futures contracts	5,823,433
Total change in net unrealized appreciation (depreciation)		2,729,420,301
Net gain (loss)		1,043,394,101
Net increase (decrease) in net assets resulting from operations		$ 1,148,765,145

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,371,044	$ 194,705,306
Net realized gain (loss)	(1,686,026,200)	(4,169,606,650)
Change in net unrealized appreciation (depreciation)	2,729,420,301	(6,750,334,661)
Net increase (decrease) in net assets resulting from operations	1,148,765,145	(10,725,236,005)
Distributions to shareholders from net investment income	(13,934,874)	(185,329,200)
Distributions to shareholders from net realized gain	-	(591,923,050)
Total distributions	(13,934,874)	(777,252,250)
Share transactions - net increase (decrease)	(396,313,383)	480,366,818
Redemption fees	730	26,163
Total increase (decrease) in net assets	738,517,618	(11,022,095,274)

Net Assets
Beginning of period	14,265,095,036	25,287,190,310
End of period (including undistributed net investment income of $101,130,295 and undistributed net investment income of $9,694,125, respectively)	$ 15,003,612,654	$ 14,265,095,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13
Income from Investment Operations
Net investment income (loss) E	.13	.24	.34	.27	.18	.08
Net realized and unrealized gain (loss)	1.21	(11.87)	5.17	3.30	4.32	3.49
Total from investment operations	1.34	(11.63)	5.51	3.57	4.50	3.57
Distributions from net investment income	(.02)	(.23)	(.33)	(.42)	(.08)	(.08)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.88)	(9.08)	(3.13)	(.09) J	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.71	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62
Total Return B, C, D	8.69%	(42.51)%	17.59%	11.72%	16.94%	15.48%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.66%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.68% A	.66%	.65%	.66%	.66%	.68%
Expenses net of all reductions	.67% A	.65%	.64%	.65%	.64%	.66%
Net investment income (loss)	1.66% A	1.07%	1.00%	.85%	.66%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,269,439	$ 6,240,871	$ 12,371,009	$ 11,595,588	$ 11,099,527	$ 9,127,616
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.33	$ 27.80	$ 31.38	$ 30.93	$ 26.53	$ 23.06
Income from Investment Operations
Net investment income (loss) E	.12	.21	.30	.24	.16	.06
Net realized and unrealized gain (loss)	1.21	(11.83)	5.16	3.28	4.30	3.47
Total from investment operations	1.33	(11.62)	5.46	3.52	4.46	3.53
Distributions from net investment income	(.02)	(.20)	(.29)	(.36)	(.06)	(.06)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.85)	(9.04)	(3.07)	(.06) J	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.64	$ 15.33	$ 27.80	$ 31.38	$ 30.93	$ 26.53
Total Return B, C, D	8.66%	(42.61)%	17.51%	11.59%	16.85%	15.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.76%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.78% A	.76%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.77% A	.75%	.74%	.75%	.74%	.76%
Net investment income (loss)	1.56% A	.97%	.90%	.75%	.56%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507,776	$ 1,497,734	$ 3,008,644	$ 2,766,343	$ 2,503,244	$ 2,111,969
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 27.46	$ 31.11	$ 30.69	$ 26.35	$ 22.93
Income from Investment Operations
Net investment income (loss) E	.10	.18	.25	.19	.11	.02
Net realized and unrealized gain (loss)	1.21	(11.67)	5.11	3.26	4.27	3.45
Total from investment operations	1.31	(11.49)	5.36	3.45	4.38	3.47
Distributions from net investment income	(.02)	(.18)	(.26)	(.32)	(.04)	(.05)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.83)	(9.01)	(3.03)	(.04) J	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.43	$ 15.14	$ 27.46	$ 31.11	$ 30.69	$ 26.35
Total Return B, C, D	8.64%	(42.69)%	17.30%	11.43%	16.65%	15.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.92% A	.90%	.89%	.90%	.89%	.91%
Net investment income (loss)	1.41% A	.82%	.75%	.60%	.40%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,860,337	$ 6,187,985	$ 9,339,663	$ 6,185,595	$ 3,247,909	$ 1,638,617
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.10	$ 27.35	$ 31.02	$ 30.61	$ 26.29	$ 22.90
Income from Investment Operations
Net investment income (loss) E	.10	.18	.25	.19	.11	.02
Net realized and unrealized gain (loss)	1.20	(11.62)	5.09	3.25	4.27	3.44
Total from investment operations	1.30	(11.44)	5.34	3.44	4.38	3.46
Distributions from net investment income	(.02)	(.16)	(.26)	(.32)	(.05)	(.07)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.81)	(9.01)	(3.03)	(.06) J	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.38	$ 15.10	$ 27.35	$ 31.02	$ 30.61	$ 26.29
Total Return B, C, D	8.59%	(42.69)%	17.30%	11.43%	16.67%	15.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.93% A	.90%	.89%	.90%	.89%	.91%
Net investment income (loss)	1.41% A	.82%	.75%	.60%	.39%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,316	$ 13,585	$ 35,606	$ 26,707	$ 19,596	$ 7,088
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.12	.21	.30	.23	.06
Net realized and unrealized gain (loss)	1.21	(11.83)	5.16	3.30	2.60
Total from investment operations	1.33	(11.62)	5.46	3.53	2.66
Distributions from net investment income	(.02)	(.21)	(.30)	(.41)	-
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	-
Total distributions	(.02)	(.86)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 16.65	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Total Return B, C, D	8.65%	(42.60)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.75%	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.79% A	.75%	.76%	.78%	.83% A
Expenses net of all reductions	.78% A	.74%	.75%	.78%	.81% A
Net investment income (loss)	1.55% A	.98%	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,745	$ 324,919	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	156% A	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,199,232,183
Unrealized depreciation	(3,095,465,504)
Net unrealized appreciation (depreciation)	$ (1,896,233,321)
Cost for federal income tax purposes	$ 16,990,973,576

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 13,016,106	$ 5,823,433
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 13,016,106	$ 5,823,433

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $13,016,106 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $5,823,433 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,478,794,695 and $11,342,057,570, respectively.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 701,329
Service Class 2	7,693,656
Service Class 2 R	14,707
$ 8,409,692

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,484,444
Service Class	597,198
Service Class 2	2,597,534
Service Class 2R	5,005
Investor Class	302,748
$ 5,986,929

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $308,763 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41,965 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,933,502.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $234,582 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,188.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 5,952,927	$ 90,602,902
Service Class	1,436,612	19,549,112
Service Class 2	6,215,960	70,722,525
Service Class 2R	13,073	140,284
Investor Class	316,302	4,314,377
Total	$ 13,934,874	$ 185,329,200
From net realized gain
Initial Class	$ -	$ 283,640,043
Service Class	-	69,350,695
Service Class 2	-	225,574,285
Service Class 2R	-	752,454
Investor Class	-	12,605,573
Total	$ -	$ 591,923,050

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	8,410,006	17,214,323	$ 128,522,374	$ 367,447,891
Reinvestment of distributions	413,111	17,689,881	5,952,927	374,242,945
Shares redeemed	(39,276,407)	(72,624,796)	(569,082,748)	(1,561,195,619)
Net increase (decrease)	(30,453,290)	(37,720,592)	$ (434,607,447)	$ (819,504,783)
Service Class
Shares sold	3,772,895	10,045,032	$ 56,613,360	$ 217,511,353
Reinvestment of distributions	100,043	4,168,313	1,436,612	88,899,807
Shares redeemed	(10,969,384)	(24,772,545)	(158,187,645)	(531,153,700)
Net increase (decrease)	(7,096,446)	(10,559,200)	$ (100,137,673)	$ (224,742,540)
Service Class 2
Shares sold	34,678,273	104,589,963	$ 509,298,535	$ 2,230,223,383
Reinvestment of distributions	438,361	14,208,979	6,215,960	296,296,810
Shares redeemed	(26,110,220)	(50,282,276)	(378,738,824)	(1,046,285,042)
Net increase (decrease)	9,006,414	68,516,666	$ 136,775,671	$ 1,480,235,151
Service Class 2R
Shares sold	72,936	315,752	$ 1,113,146	$ 7,183,840
Reinvestment of distributions	925	41,099	13,073	892,738
Shares redeemed	(221,566)	(759,151)	(3,046,388)	(16,276,836)
Net increase (decrease)	(147,705)	(402,300)	$ (1,920,169)	$ (8,200,258)
Investor Class
Shares sold	1,399,114	3,617,047	$ 21,725,765	$ 82,390,947
Reinvestment of distributions	22,027	807,800	316,302	16,919,950
Shares redeemed	(1,358,870)	(2,380,010)	(18,465,832)	(46,731,649)
Net increase (decrease)	62,271	2,044,837	$ 3,576,235	$ 52,579,248

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCON-SANN-0809
1.705691.111

Fidelity® Variable Insurance Products:
Contrafund Portfolio - Service Class 2R

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site a http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.68%
Actual		$ 1,000.00	$ 1,086.90	$ 3.52
Hypothetical A		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.78%
Actual		$ 1,000.00	$ 1,086.60	$ 4.04
Hypothetical A		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,086.40	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Service Class 2R	.93%
Actual		$ 1,000.00	$ 1,085.90	$ 4.81
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.79%
Actual		$ 1,000.00	$ 1,086.50	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.7	2.5
Royal Dutch Shell PLC Class B ADR	2.2	0.0
JPMorgan Chase & Co.	2.0	2.5
Verizon Communications, Inc.	1.7	1.5
ASML Holding NV (NY Shares)	1.6	1.3
Wells Fargo & Co.	1.6	2.0
Procter & Gamble Co.	1.5	2.2
Pfizer, Inc.	1.4	1.3
Intel Corp.	1.4	0.0
Chevron Corp.	1.3	1.0
	17.4
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.3	14.7
Health Care	13.2	14.4
Financials	12.8	12.5
Consumer Staples	11.4	13.2
Energy	10.9	12.4
Industrials	9.7	11.7
Consumer Discretionary	8.5	7.3
Utilities	4.0	4.4
Telecommunication Services	3.0	4.1
Materials	2.9	2.8
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.1%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	16.4%	** Foreign investments	13.2%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.5%
BorgWarner, Inc.	425,400	$ 14,527,410
Gentex Corp.	1,265,992	14,685,507
Johnson Controls, Inc.	1,866,300	40,536,036
TRW Automotive Holdings Corp. (a)	221,100	2,498,430
		72,247,383
Automobiles - 0.1%
Toyota Motor Corp. sponsored ADR	131,800	9,954,854
Distributors - 0.3%
Li & Fung Ltd.	15,492,000	41,579,066
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	73,207	5,812,099
Regis Corp.	673,467	11,725,060
Sotheby's Class A (ltd. vtg.)	544,238	7,679,198
		25,216,357
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	687,600	11,874,852
McDonald's Corp.	1,949,784	112,093,082
Royal Caribbean Cruises Ltd.	907,900	12,292,966
Starwood Hotels & Resorts Worldwide, Inc.	940,900	20,887,980
Wendy's/Arby's Group, Inc.	1,199,200	4,796,800
		161,945,680
Household Durables - 0.5%
Centex Corp.	183,794	1,554,897
D.R. Horton, Inc.	1,307,200	12,235,392
Mohawk Industries, Inc. (a)	646,531	23,068,226
Newell Rubbermaid, Inc.	1,357,800	14,134,698
Pulte Homes, Inc.	516,500	4,560,695
Whirlpool Corp.	521,715	22,204,190
		77,758,098
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	632,285	52,896,963
Expedia, Inc. (a)	1,082,438	16,355,638
Priceline.com, Inc. (a)(d)	123,600	13,787,580
		83,040,181
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	424,900	10,299,576
Media - 2.8%
Cablevision Systems Corp. - NY Group Class A	275,400	5,345,514
Central European Media Enterprises Ltd. Class A (a)	703,300	13,847,977
Comcast Corp.:
Class A	2,179,693	31,583,752
Class A (special) (non-vtg.)	5,187,900	73,149,390
Discovery Communications, Inc. (a)	634,000	14,296,700
DreamWorks Animation SKG, Inc. Class A (a)	526,015	14,512,754
Interpublic Group of Companies, Inc. (a)	2,643,400	13,349,170

	Shares	Value
Liberty Global, Inc. Class A (a)	752,300	$ 11,954,047
The DIRECTV Group, Inc. (a)(d)	3,274,700	80,917,837
The Walt Disney Co.	3,428,143	79,978,576
The Weinstein Co. II Holdings, LLC Class A-1 (a)(i)	11,499	4,312,125
Time Warner Cable, Inc.	1,227,443	38,873,120
Viacom, Inc. Class B (non-vtg.) (a)	1,468,200	33,328,140
		415,449,102
Multiline Retail - 0.5%
Kohl's Corp. (a)	268,432	11,475,468
Target Corp.	1,687,800	66,617,466
		78,092,934
Specialty Retail - 1.7%
Home Depot, Inc.	2,779,300	65,674,859
Lowe's Companies, Inc.	3,161,700	61,368,597
MarineMax, Inc. (a)	506,913	1,743,781
Ross Stores, Inc.	428,000	16,520,800
Sally Beauty Holdings, Inc. (a)	1,806,000	11,486,160
Staples, Inc.	1,442,600	29,097,242
Tiffany & Co., Inc.	420,300	10,658,808
TJX Companies, Inc.	1,395,852	43,913,504
Urban Outfitters, Inc. (a)	514,500	10,737,615
Zumiez, Inc. (a)	705,920	5,654,419
		256,855,785
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	507,400	12,487,114
Iconix Brand Group, Inc. (a)	220,000	3,383,600
LVMH Moet Hennessy - Louis Vuitton	157,000	11,980,180
Ports Design Ltd.	4,211,000	9,910,920
		37,761,814
TOTAL CONSUMER DISCRETIONARY		1,270,200,830
CONSUMER STAPLES - 11.4%
Beverages - 3.5%
Anheuser-Busch InBev NV	1,547,161	55,861,019
Coca-Cola Enterprises, Inc.	1,716,658	28,582,356
Coca-Cola FEMSA SAB de CV sponsored ADR	213,700	8,573,644
Coca-Cola Icecek AS	770,000	4,397,287
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	96,104	6,230,422
Constellation Brands, Inc. Class A (sub. vtg.) (a)	3,687,788	46,761,152
Diageo PLC sponsored ADR	437,235	25,031,704
Dr Pepper Snapple Group, Inc. (a)	832,045	17,631,034
Embotelladora Andina SA sponsored ADR	510,637	8,691,042
Fomento Economico Mexicano SAB de CV sponsored ADR	132,700	4,278,248
Molson Coors Brewing Co. Class B	1,250,121	52,917,622
Pepsi Bottling Group, Inc.	507,870	17,186,321
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,039,801	$ 112,107,463
The Coca-Cola Co.	2,700,152	129,580,294
		517,829,608
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	473,900	21,657,230
CVS Caremark Corp.	4,511,461	143,780,262
Kroger Co.	1,534,245	33,830,102
Safeway, Inc.	2,615,569	53,279,141
Wal-Mart Stores, Inc.	2,050,897	99,345,451
Walgreen Co.	762,386	22,414,148
		374,306,334
Food Products - 1.9%
Archer Daniels Midland Co.	1,126,900	30,167,113
Bunge Ltd.	93,000	5,603,250
Cadbury PLC sponsored ADR	313,092	10,770,365
General Mills, Inc.	835,829	46,823,141
Green Mountain Coffee Roasters, Inc. (a)(d)	687,135	40,623,421
Nestle SA (Reg.)	1,831,858	68,998,186
SLC Agricola SA	486,100	4,504,718
Tyson Foods, Inc. Class A	1,310,100	16,520,361
Unilever NV (NY Shares)	2,257,300	54,581,514
Viterra, Inc. (a)	519,500	4,511,177
		283,103,246
Household Products - 2.0%
Colgate-Palmolive Co.	873,871	61,817,635
Energizer Holdings, Inc. (a)	173,800	9,079,312
Procter & Gamble Co.	4,450,217	227,406,089
		298,303,036
Personal Products - 0.4%
Avon Products, Inc.	2,070,477	53,376,897
Mead Johnson Nutrition Co. Class A	275,300	8,746,281
		62,123,178
Tobacco - 1.1%
Altria Group, Inc.	2,280,375	37,375,346
British American Tobacco PLC sponsored ADR	1,397,865	78,000,867
Philip Morris International, Inc.	1,099,429	47,957,093
Souza Cruz Industria Comerico	150,300	4,307,441
		167,640,747
TOTAL CONSUMER STAPLES		1,703,306,149
ENERGY - 10.9%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	670,194	16,694,533
BJ Services Co.	3,352,741	45,697,860

	Shares	Value
Global Industries Ltd. (a)	1,141,157	$ 6,458,949
Halliburton Co.	880,500	18,226,350
Helmerich & Payne, Inc.	1,235,000	38,124,450
Nabors Industries Ltd. (a)	2,407,325	37,506,124
National Oilwell Varco, Inc. (a)	2,141,454	69,939,888
Noble Corp.	1,462,975	44,254,994
Pride International, Inc. (a)	941,900	23,604,014
Smith International, Inc.	1,080,350	27,819,013
Weatherford International Ltd. (a)	5,772,900	112,917,924
		441,244,099
Oil, Gas & Consumable Fuels - 8.0%
Canadian Natural Resources Ltd.	1,447,994	76,178,104
Chesapeake Energy Corp.	229,000	4,541,070
Chevron Corp.	2,903,484	192,355,815
China Shenhua Energy Co. Ltd. (H Shares)	1,224,500	4,510,958
Comstock Resources, Inc. (a)	81,100	2,680,355
Concho Resources, Inc. (a)	2,850,530	81,781,706
Continental Resources, Inc. (a)(d)	20,549	570,235
Denbury Resources, Inc. (a)	3,291,308	48,480,967
El Paso Corp.	6,425,280	59,305,334
Energy Resources of Australia Ltd.	475,477	8,964,349
EXCO Resources, Inc. (a)	2,247,650	29,039,638
Marathon Oil Corp.	437,878	13,193,264
Occidental Petroleum Corp.	658,234	43,318,380
OPTI Canada, Inc. (a)(f)	226,700	341,063
Petro-Canada	694,800	26,833,820
Petrobank Energy & Resources Ltd. (a)	5,800	168,450
Petrohawk Energy Corp. (a)	4,129,843	92,095,499
Plains Exploration & Production Co. (a)	1,805,582	49,400,724
Quicksilver Resources, Inc. (a)(d)	587,088	5,454,048
Range Resources Corp.	263,466	10,910,127
Royal Dutch Shell PLC Class B ADR	6,330,100	321,948,886
Southwestern Energy Co. (a)	1,670,333	64,892,437
Suncor Energy, Inc.	1,338,900	40,716,097
Ultra Petroleum Corp. (a)	432,100	16,851,900
Uranium One, Inc. (a)	504,400	1,157,895
Venoco, Inc. (a)	408,149	3,130,503
		1,198,821,624
TOTAL ENERGY		1,640,065,723
FINANCIALS - 12.4%
Capital Markets - 2.0%
BlackRock, Inc. Class A	59,832	10,495,729
E*TRADE Financial Corp. (a)(d)	2,735,700	3,501,696
Franklin Resources, Inc.	109,100	7,856,291
GFI Group, Inc.	686,882	4,629,585
Goldman Sachs Group, Inc.	685,900	101,129,096
Greenhill & Co., Inc.	94,100	6,794,961
Janus Capital Group, Inc.	730,700	8,329,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,152,500	$ 89,877,775
State Street Corp.	1,436,000	67,779,200
		300,394,313
Commercial Banks - 3.1%
Bangkok Bank Ltd. PCL (For. Reg.)	3,493,700	11,488,385
Comerica, Inc.	215,700	4,562,055
DnB Nor ASA (a)	637,800	4,858,711
Huntington Bancshares, Inc.	466,900	1,951,642
Mitsubishi UFJ Financial Group, Inc.	2,877,300	17,766,741
PNC Financial Services Group, Inc.	1,219,280	47,320,257
Standard Chartered PLC (United Kingdom)	959,800	18,000,771
Sumitomo Mitsui Financial Group, Inc.	477,500	19,479,680
SunTrust Banks, Inc.	1,959,800	32,238,710
TCF Financial Corp. (d)	275,900	3,688,783
U.S. Bancorp, Delaware	4,199,500	75,255,040
Wells Fargo & Co.	9,469,461	229,729,124
		466,339,899
Consumer Finance - 0.4%
American Express Co.	779,628	18,118,555
Capital One Financial Corp.	955,940	20,915,967
Discover Financial Services	1,370,393	14,073,936
VisaNet Brasil (a)	1,101,000	9,517,209
		62,625,667
Diversified Financial Services - 3.7%
Bank of America Corp.	14,273,514	188,410,385
BM&F BOVESPA SA	878,100	5,245,600
CME Group, Inc.	121,300	37,737,643
IntercontinentalExchange, Inc. (a)	83,600	9,550,464
JPMorgan Chase & Co.	9,009,218	307,304,426
		548,248,518
Insurance - 2.4%
ACE Ltd.	934,100	41,315,243
Assured Guaranty Ltd.	341,900	4,232,722
CNA Financial Corp.	1,462,119	22,618,981
eHealth, Inc. (a)	468,125	8,267,088
Genworth Financial, Inc. Class A (non-vtg.)	2,131,200	14,897,088
Lincoln National Corp.	1,080,600	18,597,126
MetLife, Inc.	2,068,361	62,071,514
PartnerRe Ltd.	206,463	13,409,772
Principal Financial Group, Inc.	754,300	14,211,012
Protective Life Corp.	1,224,300	14,005,992
Sony Financial Holdings, Inc.	8,505	23,545,788
The Travelers Companies, Inc.	1,884,868	77,354,983
Unum Group	882,300	13,993,278
XL Capital Ltd. Class A	3,075,300	35,242,938
		363,763,525

	Shares	Value
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	398,110	$ 1,942,777
Duke Realty LP	1,452,900	12,741,933
Plum Creek Timber Co., Inc. (d)	831,900	24,773,982
Potlatch Corp.	251,600	6,111,364
ProLogis Trust	3,828,062	30,854,180
SL Green Realty Corp.	198,700	4,558,178
Vornado Realty Trust	3,631	163,504
		81,145,918
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	662,300	5,025,033
China Overseas Land & Investment Ltd.	2,338,000	5,430,264
DLF Ltd.	1,210,607	7,879,720
Forestar Group, Inc. (a)	480,599	5,709,516
Hang Lung Properties Ltd.	2,669,000	8,833,643
Indiabulls Real Estate Ltd.	194,583	796,058
		33,674,234
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	413,500	5,363,095
TOTAL FINANCIALS		1,861,555,169
HEALTH CARE - 13.2%
Biotechnology - 1.6%
Acorda Therapeutics, Inc. (a)	452,000	12,741,880
Amgen, Inc. (a)	1,339,886	70,933,565
Biogen Idec, Inc. (a)	1,117,311	50,446,592
Genzyme Corp. (a)	300,570	16,732,732
Gilead Sciences, Inc. (a)	1,453,902	68,100,770
Myriad Genetics, Inc. (a)	119,336	4,254,328
Myriad Pharmaceuticals, Inc. (a)	50,584	235,216
ONYX Pharmaceuticals, Inc. (a)	508,298	14,364,501
Vanda Pharmaceuticals, Inc. (a)	739,689	8,706,140
		246,515,724
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	1,577,145	83,525,599
Boston Scientific Corp. (a)	5,118,200	51,898,548
C.R. Bard, Inc.	268,174	19,965,554
Cooper Companies, Inc.	625,105	15,458,847
Covidien PLC	2,505,522	93,806,744
Edwards Lifesciences Corp. (a)	434,271	29,543,456
ev3, Inc. (a)	720,945	7,728,530
Mako Surgical Corp. (a)	878,693	7,925,811
Nobel Biocare Holding AG (Switzerland)	224,680	4,905,568
Quidel Corp. (a)	1,198,704	17,453,130
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,312,000	5,936,696
St. Jude Medical, Inc. (a)	619,596	25,465,396
		363,613,879
Health Care Providers & Services - 2.3%
CIGNA Corp.	1,828,696	44,053,287
Community Health Systems, Inc. (a)	775,514	19,581,729
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	1,014,746	$ 69,763,788
Henry Schein, Inc. (a)	610,100	29,254,295
Medco Health Solutions, Inc. (a)	1,858,914	84,785,068
UnitedHealth Group, Inc.	2,745,811	68,590,359
WellPoint, Inc. (a)	451,949	22,999,685
		339,028,211
Health Care Technology - 0.4%
HLTH Corp. (a)(d)	4,541,518	59,493,886
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	912,371	35,527,727
Life Technologies Corp. (a)	1,225,276	51,118,515
QIAGEN NV (a)	1,563,018	29,056,505
		115,702,747
Pharmaceuticals - 5.7%
Abbott Laboratories	2,210,092	103,962,728
Allergan, Inc.	1,807,368	85,994,569
Ardea Biosciences, Inc. (a)	208,000	3,273,920
Elan Corp. PLC sponsored ADR (a)	1,231,000	7,841,470
Johnson & Johnson	2,459,296	139,688,013
King Pharmaceuticals, Inc. (a)	1,612,300	15,526,449
Merck & Co., Inc.	3,877,606	108,417,864
Novo Nordisk AS Series B	367,300	19,857,981
Pfizer, Inc.	14,509,227	217,638,405
Pronova BioPharma ASA (a)	3,226,100	8,576,585
Roche Holding AG (participation certificate)	203,630	27,684,233
Schering-Plough Corp.	1,564,488	39,299,939
Teva Pharmaceutical Industries Ltd. sponsored ADR	215,900	10,652,506
Wyeth	1,449,500	65,792,805
		854,207,467
TOTAL HEALTH CARE		1,978,561,914
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	293,642	16,264,830
Honeywell International, Inc.	1,702,442	53,456,679
Lockheed Martin Corp.	794,061	64,041,020
Raytheon Co.	919,612	40,858,361
The Boeing Co.	531,402	22,584,585
United Technologies Corp.	860,680	44,720,933
		241,926,408
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	966,301	50,392,597
FedEx Corp.	508,700	28,293,894
United Parcel Service, Inc. Class B	1,638,356	81,901,416
		160,587,907

	Shares	Value
Airlines - 0.0%
AMR Corp. (a)	768,200	$ 3,088,164
Building Products - 0.1%
Masco Corp.	1,848,912	17,712,577
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	773,627	39,864,999
Construction & Engineering - 0.3%
MYR Group, Inc. (a)	267,800	5,414,916
Quanta Services, Inc. (a)	2,035,799	47,088,031
		52,502,947
Electrical Equipment - 0.9%
Alstom SA (d)	513,500	30,291,647
Cooper Industries Ltd. Class A	501,900	15,583,995
Energy Conversion Devices, Inc. (a)(d)	539,448	7,633,189
Regal-Beloit Corp.	540,356	21,462,940
Renewable Energy Corp. AS (a)(d)	2,399,500	18,614,945
Renewable Energy Corp. AS rights 7/13/09 (a)(d)	807,965	2,889,088
Sunpower Corp.:
Class A (a)	203,300	5,415,912
Class B (a)	1,216,515	29,135,534
		131,027,250
Industrial Conglomerates - 1.9%
General Electric Co.	15,158,096	177,652,885
Siemens AG sponsored ADR	669,608	46,330,178
Textron, Inc.	3,614,994	34,920,842
Tyco International Ltd.	776,000	20,160,480
		279,064,385
Machinery - 2.6%
Caterpillar, Inc.	376,300	12,432,952
Cummins, Inc.	2,068,556	72,833,857
Danaher Corp.	1,450,445	89,550,474
Deere & Co.	1,313,770	52,485,112
Eaton Corp.	1,041,820	46,475,590
Flowserve Corp.	53,700	3,748,797
Illinois Tool Works, Inc.	307,600	11,485,784
Ingersoll-Rand Co. Ltd. Class A	541,200	11,311,080
Navistar International Corp. (a)	888,723	38,748,323
PACCAR, Inc.	520,500	16,921,455
Parker Hannifin Corp.	35,000	1,503,600
Toro Co.	406,467	12,153,363
Trinity Industries, Inc. (d)	217,400	2,960,988
Vallourec SA (d)	86,300	10,474,717
		383,086,092
Professional Services - 0.3%
Manpower, Inc.	517,111	21,894,480
Monster Worldwide, Inc. (a)	1,396,672	16,494,696
		38,389,176
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
CSX Corp.	448,304	$ 15,524,768
Union Pacific Corp.	1,265,204	65,866,520
		81,391,288
Trading Companies & Distributors - 0.1%
GATX Corp.	111,900	2,878,068
W.W. Grainger, Inc.	181,526	14,863,349
WESCO International, Inc. (a)	137,700	3,448,008
		21,189,425
TOTAL INDUSTRIALS		1,449,830,618
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.4%
Alcatel-Lucent SA sponsored ADR (a)	7,920,082	19,641,803
Ciena Corp. (a)(d)(e)	5,691,358	58,905,555
Juniper Networks, Inc. (a)	6,178,155	145,804,458
QUALCOMM, Inc.	1,659,400	75,004,880
Sycamore Networks, Inc. (a)(e)	17,411,632	54,498,408
Tellabs, Inc. (a)	333,567	1,911,339
ZTE Corp. (H Shares)	3,409,940	11,835,944
		367,602,387
Computers & Peripherals - 0.7%
Acer, Inc.	7,751,000	13,468,719
SanDisk Corp. (a)	5,819,701	85,491,408
Western Digital Corp. (a)	252,100	6,680,650
Wistron Corp.	4,088,000	6,780,158
		112,420,935
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	112,500	2,389,500
Flextronics International Ltd. (a)	1,451,800	5,966,898
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,559,400	4,816,771
		13,173,169
IT Services - 0.0%
RightNow Technologies, Inc. (a)	123,000	1,451,400
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	3,185,700	9,461,529
Altera Corp.	495,200	8,061,856
Amkor Technology, Inc. (a)	1,701,201	8,046,681
Analog Devices, Inc.	4,851,700	120,225,126
Applied Materials, Inc.	12,880,084	141,294,521
Applied Micro Circuits Corp. (a)	538,571	4,378,582
ARM Holdings PLC sponsored ADR	1,597,400	9,536,478
ASML Holding NV (NY Shares)	10,863,800	235,201,270
ATMI, Inc. (a)	1,129,186	17,536,259
Brooks Automation, Inc. (a)(e)	3,437,440	15,399,731
Cirrus Logic, Inc. (a)(e)	3,342,634	15,041,853
Cymer, Inc. (a)	775,216	23,047,172

	Shares	Value
Global Unichip Corp.	1,615,000	$ 7,568,777
Globe Specialty Metals, Inc. (Reg. S) (a)	2,093,133	14,651,931
Inotera Memories, Inc. (a)	29,361,000	12,643,279
Intel Corp.	12,364,885	204,638,847
Intersil Corp. Class A	1,976,670	24,846,742
KLA-Tencor Corp.	1,931,324	48,765,931
Kulicke & Soffa Industries, Inc. (a)	133,026	456,279
Lam Research Corp. (a)	3,242,145	84,295,770
Linear Technology Corp.	150,900	3,523,515
Marvell Technology Group Ltd. (a)	8,291,143	96,508,905
Mattson Technology, Inc. (a)(e)	2,833,186	3,343,159
MediaTek, Inc.	1,180,000	14,076,689
Micron Technology, Inc. (a)	23,992,202	121,400,542
Monolithic Power Systems, Inc. (a)	390,036	8,740,707
Novellus Systems, Inc. (a)	1,299,443	21,700,698
NVIDIA Corp. (a)	901,242	10,175,022
Photronics, Inc. (a)	837,529	3,391,992
Richtek Technology Corp.	1,795,000	11,280,204
Samsung Electronics Co. Ltd.	232,905	108,157,985
Skyworks Solutions, Inc. (a)	5,592,663	54,696,244
Taiwan Semiconductor Manufacturing Co. Ltd.	7,348,000	12,231,759
Teradyne, Inc. (a)	1,577,162	10,819,331
Tokyo Electron Ltd.	1,854,900	89,919,373
Varian Semiconductor Equipment Associates, Inc. (a)	337,500	8,096,625
Verigy Ltd. (a)	2,458,507	29,920,030
Volterra Semiconductor Corp. (a)	241,777	3,176,950
		1,616,258,344
Software - 3.3%
BMC Software, Inc. (a)	1,367,581	46,210,562
Citrix Systems, Inc. (a)	1,050,926	33,514,030
Microsoft Corp.	17,170,400	408,140,399
		487,864,991
TOTAL INFORMATION TECHNOLOGY		2,598,771,226
MATERIALS - 2.7%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	490,204	31,662,276
Airgas, Inc.	400,500	16,232,265
Albemarle Corp.	814,175	20,818,455
CF Industries Holdings, Inc.	54,500	4,040,630
Dow Chemical Co.	2,323,500	37,501,290
E.I. du Pont de Nemours & Co.	1,080,800	27,690,096
Ecolab, Inc.	34,461	1,343,634
FMC Corp.	211,361	9,997,375
Monsanto Co.	746,346	55,483,362
Praxair, Inc.	119,132	8,466,711
Solutia, Inc. (a)	1,269,300	7,311,168
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Terra Industries, Inc.	209,757	$ 5,080,315
The Mosaic Co.	45,000	1,993,500
		227,621,077
Construction Materials - 0.0%
Vulcan Materials Co.	60,000	2,586,000
Containers & Packaging - 0.5%
Ball Corp.	377,446	17,045,461
Owens-Illinois, Inc. (a)	704,000	19,719,040
Rock-Tenn Co. Class A	155,495	5,933,689
Sealed Air Corp.	429,894	7,931,544
Temple-Inland, Inc.	2,008,500	26,351,520
		76,981,254
Metals & Mining - 0.6%
Agnico-Eagle Mines Ltd. (Canada)	362,900	19,116,914
AK Steel Holding Corp.	135,400	2,598,326
Alcoa, Inc.	222,200	2,295,326
Freeport-McMoRan Copper & Gold, Inc. Class B	216,800	10,863,848
Impala Platinum Holdings Ltd.	121,600	2,687,768
Ivanhoe Mines Ltd. (a)	490,800	2,721,744
Newcrest Mining Ltd.	506,191	12,443,140
Nucor Corp.	413,100	18,354,033
Yamana Gold, Inc.	1,666,500	14,815,244
		85,896,343
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	534,536	16,265,930
TOTAL MATERIALS		409,350,604
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.2%
Embarq Corp.	1,021,944	42,982,965
Qwest Communications International, Inc.	8,203,008	34,042,483
Verizon Communications, Inc.	8,220,400	252,612,892
		329,638,340
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	1,817,549	57,307,320
Clearwire Corp. Class A (a)(d)	3,617,441	20,004,449
Sprint Nextel Corp. (a)	9,351,953	44,982,894
		122,294,663
TOTAL TELECOMMUNICATION SERVICES		451,933,003
UTILITIES - 4.0%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	3,368,000	97,301,520

	Shares	Value
Entergy Corp.	627,900	$ 48,674,808
Exelon Corp.	967,448	49,543,012
FirstEnergy Corp.	1,551,744	60,130,080
FPL Group, Inc.	1,134,800	64,524,728
Pinnacle West Capital Corp.	409,900	12,358,485
		332,532,633
Gas Utilities - 0.1%
EQT Corp.	303,600	10,598,676
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	1,663,818	19,316,927
Constellation Energy Group, Inc.	1,943,100	51,647,598
EDP Renovaveis SA	86,121	881,854
NRG Energy, Inc. (a)	1,600,400	41,546,384
		113,392,763
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	3,861,819	42,788,955
PG&E Corp.	808,600	31,082,584
Sempra Energy	988,300	49,049,329
TECO Energy, Inc.	1,503,857	17,941,014
		140,861,882
TOTAL UTILITIES		597,385,954
TOTAL COMMON STOCKS (Cost $15,465,284,803)		13,960,961,190
Convertible Preferred Stocks - 0.6%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	46,800	5,658,120
FINANCIALS - 0.4%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	24,200	17,569,200
Wells Fargo & Co. 7.50%	20,100	15,777,897
		33,347,097
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	165,500	2,854,397
Citigroup, Inc. Series T, 6.50%	571,822	19,191,776
		22,046,173
TOTAL FINANCIALS		55,393,270
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	393,990	2,757,930
Convertible Preferred Stocks - continued
	Shares	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	311,500	$ 24,608,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $87,955,638)		88,417,820
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp.:
4.8831% 11/15/11 (h)	$ 2,165,000	1,905,200
7.75% 11/15/11	250,000	229,375
TOTAL NONCONVERTIBLE BONDS (Cost $1,843,817)		2,134,575
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills, yield at date of purchase 0.05% to 0.18% 7/23/09 to 8/20/09 (g) (Cost $80,095,679)	80,100,000	80,093,705
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.40% (b)	851,214,999	851,214,999
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	111,917,966	111,917,966
TOTAL MONEY MARKET FUNDS (Cost $963,132,965)		963,132,965
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $16,598,312,902)		15,094,740,255
NET OTHER ASSETS - (0.6)%		(91,127,601)
NET ASSETS - 100%		$ 15,003,612,654
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
16,883 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 772,819,325	$ 7,331,246

The face value of futures purchased as a percentage of net assets - 5.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,999,183 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $80,093,705.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,312,125 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 947,049
Fidelity Securities Lending Cash Central Fund	1,933,502
Total	$ 2,880,551
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brooks Automation, Inc.	$ 17,233,146	$ 2,379,522	$ -	$ -	$ 15,399,731
Ciena Corp.	39,405,099	-	1,442,282	-	58,905,555
Cirrus Logic, Inc.	9,407,912	-	585,391	-	15,041,853
Concho Resources, Inc.	103,767,446	5,524,791	55,079,008	-	-
Mattson Technology, Inc.	4,737,298	-	279,938	-	3,343,159
Sycamore Networks, Inc.	53,078,090	-	6,790,200	-	54,498,408
Total	$ 227,628,991	$ 7,904,313	$ 64,176,819	$ -	$ 147,188,706
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,270,200,830	$ 1,265,888,705	$ -	$ 4,312,125
Consumer Staples	1,703,306,149	1,703,306,149	-	-
Energy	1,645,723,843	1,639,724,660	5,999,183	-
Financials	1,916,948,439	1,877,135,525	39,812,914	-
Health Care	1,981,319,844	1,978,561,914	-	2,757,930
Industrials	1,449,830,618	1,449,830,618	-	-
Information Technology	2,598,771,226	2,598,771,226	-	-
Materials	433,959,104	409,350,604	24,608,500	-
Telecommunication Services	451,933,003	451,933,003	-	-
Utilities	597,385,954	597,385,954	-	-
Corporate Bonds	2,134,575	-	2,134,575	-
Money Market Funds	963,132,965	963,132,965	-	-
U.S. Government and Government Agency Obligations	80,093,705	-	80,093,705	-
Total Investments in Securities	$ 15,094,740,255	$ 14,935,021,323	$ 152,648,877	$ 7,070,055
Derivative Instruments:
Assets
Futures Contracts	$ 7,331,246	$ 7,331,246	$ -	$ -
Total Assets	$ 7,331,246	$ 7,331,246	$ -	$ -
Total Derivative Instruments:	$ 7,331,246	$ 7,331,246	$ -	$ -

The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 44,610,724
Total Realized Gain (Loss)	(30,387,232)
Total Unrealized Gain (Loss)	20,586,675
Cost of purchases	19,539,653
Proceeds of sales	(27,800,085)
Amortization/Accretion	-
Transfers in/out of level 3	(19,479,680)
Ending Balance	$ 7,070,055
Total unrealized gain (loss) on investments held at June 30, 2009	$ (4,312,125)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,331,246	$ -
Total Value of Derivatives	$ 7,331,246	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.6%
United Kingdom	3.2%
Switzerland	2.2%
Netherlands	2.2%
Canada	1.4%
Japan	1.1%
Bermuda	1.0%
Others (individually less than 1%)	5.3%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $2,732,126,551 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,028,673,848 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $107,178,670) - See accompanying schedule: Unaffiliated issuers (cost $15,343,330,553)	$ 13,984,418,584
Fidelity Central Funds (cost $963,132,965)	963,132,965
Other affiliated issuers (cost $291,849,384)	147,188,706
Total Investments (cost $16,598,312,902)		$ 15,094,740,255
Cash		1,892,399
Foreign currency held at value (cost $3,354,916)		3,356,306
Receivable for investments sold		75,761,784
Receivable for fund shares sold		5,518,353
Dividends receivable		15,892,557
Interest receivable		15,638
Distributions receivable from Fidelity Central Funds		412,550
Prepaid expenses		84,112
Other receivables		314,420
Total assets		15,197,988,374

Liabilities
Payable for investments purchased	$ 47,396,647
Payable for fund shares redeemed	19,795,790
Accrued management fee	7,106,629
Distribution fees payable	1,567,964
Payable for daily variation on futures contracts	4,811,655
Other affiliated payables	996,453
Other payables and accrued expenses	782,616
Collateral on securities loaned, at value	111,917,966
Total liabilities		194,375,720

Net Assets		$ 15,003,612,654
Net Assets consist of:
Paid in capital		$ 22,377,304,061
Undistributed net investment income		101,130,295
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,978,537,272)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,496,284,430)
Net Assets		$ 15,003,612,654

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($6,269,438,918 ÷ 375,174,320 shares)	$ 16.71

Service Class: Net Asset Value, offering price and redemption price per share ($1,507,775,531 ÷ 90,584,822 shares)	$ 16.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,860,336,636 ÷ 417,615,779 shares)	$ 16.43

Service Class 2R: Net Asset Value, offering price and redemption price per share ($12,316,221 ÷ 751,723 shares)	$ 16.38

Investor Class: Net Asset Value, offering price and redemption price per share ($353,745,348 ÷ 21,240,004 shares)	$ 16.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)
Investment Income
Dividends		$ 157,153,134
Interest		176,889
Income from Fidelity Central Funds		2,880,551
Total income		160,210,574

Expenses
Management fee	$ 38,783,941
Transfer agent fees	5,986,929
Distribution fees	8,409,692
Accounting and security lending fees	791,421
Custodian fees and expenses	358,704
Independent trustees' compensation	54,548
Appreciation in deferred trustee compensation account	15
Audit	55,415
Legal	14,205
Miscellaneous	622,430
Total expenses before reductions	55,077,300
Expense reductions	(237,770)	54,839,530
Net investment income (loss)		105,371,044
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,696,055,252)
Other affiliated issuers	(1,895,204)
Foreign currency transactions	(1,091,850)
Futures contracts	13,016,106
Total net realized gain (loss)		(1,686,026,200)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,723,838,007
Assets and liabilities in foreign currencies	(241,139)
Futures contracts	5,823,433
Total change in net unrealized appreciation (depreciation)		2,729,420,301
Net gain (loss)		1,043,394,101
Net increase (decrease) in net assets resulting from operations		$ 1,148,765,145

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 105,371,044	$ 194,705,306
Net realized gain (loss)	(1,686,026,200)	(4,169,606,650)
Change in net unrealized appreciation (depreciation)	2,729,420,301	(6,750,334,661)
Net increase (decrease) in net assets resulting from operations	1,148,765,145	(10,725,236,005)
Distributions to shareholders from net investment income	(13,934,874)	(185,329,200)
Distributions to shareholders from net realized gain	-	(591,923,050)
Total distributions	(13,934,874)	(777,252,250)
Share transactions - net increase (decrease)	(396,313,383)	480,366,818
Redemption fees	730	26,163
Total increase (decrease) in net assets	738,517,618	(11,022,095,274)

Net Assets
Beginning of period	14,265,095,036	25,287,190,310
End of period (including undistributed net investment income of $101,130,295 and undistributed net investment income of $9,694,125, respectively)	$ 15,003,612,654	$ 14,265,095,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62	$ 23.13
Income from Investment Operations
Net investment income (loss) E	.13	.24	.34	.27	.18	.08
Net realized and unrealized gain (loss)	1.21	(11.87)	5.17	3.30	4.32	3.49
Total from investment operations	1.34	(11.63)	5.51	3.57	4.50	3.57
Distributions from net investment income	(.02)	(.23)	(.33)	(.42)	(.08)	(.08)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.88)	(9.08)	(3.13)	(.09) J	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.71	$ 15.39	$ 27.90	$ 31.47	$ 31.03	$ 26.62
Total Return B, C, D	8.69%	(42.51)%	17.59%	11.72%	16.94%	15.48%
Ratios to Average Net Assets F, H
Expenses before reductions	.68% A	.66%	.65%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.68% A	.66%	.65%	.66%	.66%	.68%
Expenses net of all reductions	.67% A	.65%	.64%	.65%	.64%	.66%
Net investment income (loss)	1.66% A	1.07%	1.00%	.85%	.66%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,269,439	$ 6,240,871	$ 12,371,009	$ 11,595,588	$ 11,099,527	$ 9,127,616
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.33	$ 27.80	$ 31.38	$ 30.93	$ 26.53	$ 23.06
Income from Investment Operations
Net investment income (loss) E	.12	.21	.30	.24	.16	.06
Net realized and unrealized gain (loss)	1.21	(11.83)	5.16	3.28	4.30	3.47
Total from investment operations	1.33	(11.62)	5.46	3.52	4.46	3.53
Distributions from net investment income	(.02)	(.20)	(.29)	(.36)	(.06)	(.06)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.85)	(9.04)	(3.07)	(.06) J	(.06)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.64	$ 15.33	$ 27.80	$ 31.38	$ 30.93	$ 26.53
Total Return B, C, D	8.66%	(42.61)%	17.51%	11.59%	16.85%	15.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.76%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.78% A	.76%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.77% A	.75%	.74%	.75%	.74%	.76%
Net investment income (loss)	1.56% A	.97%	.90%	.75%	.56%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507,776	$ 1,497,734	$ 3,008,644	$ 2,766,343	$ 2,503,244	$ 2,111,969
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.14	$ 27.46	$ 31.11	$ 30.69	$ 26.35	$ 22.93
Income from Investment Operations
Net investment income (loss) E	.10	.18	.25	.19	.11	.02
Net realized and unrealized gain (loss)	1.21	(11.67)	5.11	3.26	4.27	3.45
Total from investment operations	1.31	(11.49)	5.36	3.45	4.38	3.47
Distributions from net investment income	(.02)	(.18)	(.26)	(.32)	(.04)	(.05)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.83)	(9.01)	(3.03)	(.04) J	(.05)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.43	$ 15.14	$ 27.46	$ 31.11	$ 30.69	$ 26.35
Total Return B, C, D	8.64%	(42.69)%	17.30%	11.43%	16.65%	15.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.92% A	.90%	.89%	.90%	.89%	.91%
Net investment income (loss)	1.41% A	.82%	.75%	.60%	.40%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,860,337	$ 6,187,985	$ 9,339,663	$ 6,185,595	$ 3,247,909	$ 1,638,617
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class 2R

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.10	$ 27.35	$ 31.02	$ 30.61	$ 26.29	$ 22.90
Income from Investment Operations
Net investment income (loss) E	.10	.18	.25	.19	.11	.02
Net realized and unrealized gain (loss)	1.20	(11.62)	5.09	3.25	4.27	3.44
Total from investment operations	1.30	(11.44)	5.34	3.44	4.38	3.46
Distributions from net investment income	(.02)	(.16)	(.26)	(.32)	(.05)	(.07)
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	(.01)	-
Total distributions	(.02)	(.81)	(9.01)	(3.03)	(.06) J	(.07)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.38	$ 15.10	$ 27.35	$ 31.02	$ 30.61	$ 26.29
Total Return B, C, D	8.59%	(42.69)%	17.30%	11.43%	16.67%	15.15%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of fee waivers, if any	.93% A	.91%	.90%	.91%	.91%	.93%
Expenses net of all reductions	.93% A	.90%	.89%	.90%	.89%	.91%
Net investment income (loss)	1.41% A	.82%	.75%	.60%	.39%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,316	$ 13,585	$ 35,606	$ 26,707	$ 19,596	$ 7,088
Portfolio turnover rate G	156% A	172%	134%	75%	60%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.34	$ 27.82	$ 31.41	$ 31.00	$ 28.34
Income from Investment Operations
Net investment income (loss) E	.12	.21	.30	.23	.06
Net realized and unrealized gain (loss)	1.21	(11.83)	5.16	3.30	2.60
Total from investment operations	1.33	(11.62)	5.46	3.53	2.66
Distributions from net investment income	(.02)	(.21)	(.30)	(.41)	-
Distributions from net realized gain	-	(.65)	(8.75)	(2.71)	-
Total distributions	(.02)	(.86)	(9.05)	(3.12)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-
Net asset value, end of period	$ 16.65	$ 15.34	$ 27.82	$ 31.41	$ 31.00
Total Return B, C, D	8.65%	(42.60)%	17.47%	11.60%	9.39%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.75%	.76%	.78%	.83% A
Expenses net of fee waivers, if any	.79% A	.75%	.76%	.78%	.83% A
Expenses net of all reductions	.78% A	.74%	.75%	.78%	.81% A
Net investment income (loss)	1.55% A	.98%	.89%	.73%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,745	$ 324,919	$ 532,268	$ 315,995	$ 88,673
Portfolio turnover rate G	156% A	172%	134%	75%	60%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,199,232,183
Unrealized depreciation	(3,095,465,504)
Net unrealized appreciation (depreciation)	$ (1,896,233,321)
Cost for federal income tax purposes	$ 16,990,973,576

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 13,016,106	$ 5,823,433
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 13,016,106	$ 5,823,433

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $13,016,106 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $5,823,433 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,478,794,695 and $11,342,057,570, respectively.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 701,329
Service Class 2	7,693,656
Service Class 2 R	14,707
$ 8,409,692

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 2,484,444
Service Class	597,198
Service Class 2	2,597,534
Service Class 2R	5,005
Investor Class	302,748
$ 5,986,929

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $308,763 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41,965 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,933,502.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $234,582 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,188.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 5,952,927	$ 90,602,902
Service Class	1,436,612	19,549,112
Service Class 2	6,215,960	70,722,525
Service Class 2R	13,073	140,284
Investor Class	316,302	4,314,377
Total	$ 13,934,874	$ 185,329,200
From net realized gain
Initial Class	$ -	$ 283,640,043
Service Class	-	69,350,695
Service Class 2	-	225,574,285
Service Class 2R	-	752,454
Investor Class	-	12,605,573
Total	$ -	$ 591,923,050

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	8,410,006	17,214,323	$ 128,522,374	$ 367,447,891
Reinvestment of distributions	413,111	17,689,881	5,952,927	374,242,945
Shares redeemed	(39,276,407)	(72,624,796)	(569,082,748)	(1,561,195,619)
Net increase (decrease)	(30,453,290)	(37,720,592)	$ (434,607,447)	$ (819,504,783)
Service Class
Shares sold	3,772,895	10,045,032	$ 56,613,360	$ 217,511,353
Reinvestment of distributions	100,043	4,168,313	1,436,612	88,899,807
Shares redeemed	(10,969,384)	(24,772,545)	(158,187,645)	(531,153,700)
Net increase (decrease)	(7,096,446)	(10,559,200)	$ (100,137,673)	$ (224,742,540)
Service Class 2
Shares sold	34,678,273	104,589,963	$ 509,298,535	$ 2,230,223,383
Reinvestment of distributions	438,361	14,208,979	6,215,960	296,296,810
Shares redeemed	(26,110,220)	(50,282,276)	(378,738,824)	(1,046,285,042)
Net increase (decrease)	9,006,414	68,516,666	$ 136,775,671	$ 1,480,235,151
Service Class 2R
Shares sold	72,936	315,752	$ 1,113,146	$ 7,183,840
Reinvestment of distributions	925	41,099	13,073	892,738
Shares redeemed	(221,566)	(759,151)	(3,046,388)	(16,276,836)
Net increase (decrease)	(147,705)	(402,300)	$ (1,920,169)	$ (8,200,258)
Investor Class
Shares sold	1,399,114	3,617,047	$ 21,725,765	$ 82,390,947
Reinvestment of distributions	22,027	807,800	316,302	16,919,950
Shares redeemed	(1,358,870)	(2,380,010)	(18,465,832)	(46,731,649)
Net increase (decrease)	62,271	2,044,837	$ 3,576,235	$ 52,579,248

Semiannual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 22% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Ltd.

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCONR-SANN-0809
1.833452.103

Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	1.00%
Actual		$ 1,000.00	$ 998.60	$ 4.96
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class	1.10%
Actual		$ 1,000.00	$ 997.30	$ 5.45
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2	1.25%
Actual		$ 1,000.00	$ 997.30	$ 6.19
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Investor Class	1.08%
Actual		$ 1,000.00	$ 997.30	$ 5.35
Hypothetical A		$ 1,000.00	$ 1,019.44	$ 5.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Skyworks Solutions, Inc.	0.7	0.4
HealthSouth Corp.	0.7	0.5
3Com Corp.	0.6	0.5
Bally Technologies, Inc.	0.6	0.5
Rock-Tenn Co. Class A	0.6	0.5
Synaptics, Inc.	0.6	0.0
Atheros Communications, Inc.	0.6	0.3
Knight Capital Group, Inc. Class A	0.5	0.6
Deckers Outdoor Corp.	0.5	0.4
Steris Corp.	0.5	0.4
	5.9
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.6	15.0
Financials	18.6	23.0
Industrials	14.1	16.9
Health Care	13.9	14.9
Consumer Discretionary	13.3	11.4
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks and Equity Futures 99.8%		Stocks and Equity Futures 99.6%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	2.2%	** Foreign investments	2.9%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	1,410	$ 13,987
Fuel Systems Solutions, Inc. (a)(d)	2,815	56,835
Superior Industries International, Inc.	977	13,776
		84,598
Diversified Consumer Services - 1.5%
American Public Education, Inc. (a)	2,404	95,222
DeVry, Inc.	1,630	81,565
Jackson Hewitt Tax Service, Inc.	7,090	44,383
Regis Corp.	8,375	145,809
Stewart Enterprises, Inc. Class A (d)	12,814	61,763
Strayer Education, Inc.	203	44,276
		473,018
Hotels, Restaurants & Leisure - 3.2%
Bally Technologies, Inc. (a)(d)	6,826	204,234
Bob Evans Farms, Inc.	5,097	146,488
Buffalo Wild Wings, Inc. (a)	2,700	87,804
Denny's Corp. (a)	36,105	77,626
Domino's Pizza, Inc. (a)	8,000	59,920
Isle of Capri Casinos, Inc. (a)	7,000	93,240
Jack in the Box, Inc. (a)	1,316	29,544
Papa John's International, Inc. (a)	5,577	138,254
Pinnacle Entertainment, Inc. (a)	2,150	19,974
Speedway Motorsports, Inc.	800	11,008
WMS Industries, Inc. (a)	4,850	152,824
		1,020,916
Household Durables - 1.0%
Hovnanian Enterprises, Inc. Class A (a)	21,369	50,431
Meritage Homes Corp. (a)	1,805	34,042
Ryland Group, Inc.	4,054	67,945
Sealy Corp., Inc. (a)	38,767	75,983
Universal Electronics, Inc. (a)	4,600	92,782
		321,183
Internet & Catalog Retail - 0.3%
Netflix, Inc. (a)	1,589	65,689
NutriSystem, Inc.	3,503	50,794
		116,483
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc. (d)	4,080	131,050
Media - 0.8%
Belo Corp. Series A	1,080	1,933
Cinemark Holdings, Inc.	6,145	69,561
Marvel Entertainment, Inc. (a)(d)	2,499	88,939
Valassis Communications, Inc. (a)	15,000	91,650
		252,083
Specialty Retail - 3.9%
Aeropostale, Inc. (a)(d)	3,952	135,435
Asbury Automotive Group, Inc.	9,000	92,160
Dress Barn, Inc. (a)(d)	7,494	107,164
Finish Line, Inc. Class A	12,883	95,592

	Shares	Value
Genesco, Inc. (a)	6,279	$ 117,857
Gymboree Corp. (a)	4,400	156,112
Hot Topic, Inc. (a)	6,200	45,322
Jo-Ann Stores, Inc. (a)	6,616	136,753
Midas, Inc. (a)	4,269	44,739
Rent-A-Center, Inc. (a)	5,009	89,310
Sonic Automotive, Inc. Class A (sub. vtg.)	10,133	102,951
Stein Mart, Inc. (a)	6,886	61,010
Tractor Supply Co. (a)	2,079	85,904
		1,270,309
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. (a)	2,535	178,134
FGX International Ltd. (a)	4,421	50,311
Fossil, Inc. (a)	6,053	145,756
Jones Apparel Group, Inc.	8,081	86,709
Maidenform Brands, Inc. (a)	10,102	115,870
Oxford Industries, Inc.	4,591	53,485
		630,265
TOTAL CONSUMER DISCRETIONARY		4,299,905
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	6,235	160,177
Nash-Finch Co.	2,600	70,356
United Natural Foods, Inc. (a)	1,700	44,625
		275,158
Food Products - 1.7%
American Dairy, Inc. (a)(d)	3,964	157,212
Calavo Growers, Inc. (d)	3,681	72,994
Darling International, Inc. (a)	18,315	120,879
Diamond Foods, Inc.	2,288	63,835
TreeHouse Foods, Inc. (a)(d)	4,910	141,261
		556,181
Personal Products - 0.7%
Bare Escentuals, Inc. (a)	2,954	26,202
Chattem, Inc. (a)	2,133	145,257
Prestige Brands Holdings, Inc. (a)	9,693	59,612
		231,071
TOTAL CONSUMER STAPLES		1,062,410
ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Carbo Ceramics, Inc. (d)	2,170	74,214
Gulfmark Offshore, Inc. (a)	2,295	63,342
Newpark Resources, Inc. (a)	7,888	22,481
T-3 Energy Services, Inc. (a)	1,096	13,053
Willbros Group, Inc. (a)	5,651	70,694
		243,784
Oil, Gas & Consumable Fuels - 2.8%
Concho Resources, Inc. (a)	3,800	109,022
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Endeavor International Corp. (a)	37,886	$ 51,525
Gulfport Energy Corp. (a)	13,738	94,105
Knightsbridge Tankers Ltd.	2,465	33,623
McMoRan Exploration Co. (a)	10,000	59,600
Nordic American Tanker Shipping Ltd.	2,200	70,004
Petroquest Energy, Inc. (a)	12,335	45,516
Rosetta Resources, Inc. (a)	8,835	77,306
Stone Energy Corp. (a)(d)	4,132	30,659
Swift Energy Co. (a)	1,280	21,312
Teekay Tankers Ltd. (d)	7,599	70,595
Vaalco Energy, Inc. (a)	8,352	35,329
Venoco, Inc. (a)	6,733	51,642
Western Refining, Inc. (a)	4,000	28,240
World Fuel Services Corp.	2,835	116,887
		895,365
TOTAL ENERGY		1,139,149
FINANCIALS - 18.6%
Capital Markets - 2.8%
Allied Capital Corp.	25,820	89,854
Apollo Investment Corp.	1,129	6,774
BGC Partners, Inc. Class A	7,042	26,689
BlackRock Kelso Capital Corp.	8,087	50,382
Broadpoint Gleacher Securities Group, Inc. (a)	6,462	36,058
Calamos Asset Management, Inc. Class A	4,537	64,017
Hercules Technology Growth Capital, Inc.	13,144	109,884
Knight Capital Group, Inc. Class A (a)	10,452	178,207
MCG Capital Corp.	27,490	66,801
optionsXpress Holdings, Inc.	4,940	76,718
PennantPark Investment Corp.	11,604	82,388
Penson Worldwide, Inc. (a)(d)	9,639	86,269
Piper Jaffray Companies (a)	929	40,569
		914,610
Commercial Banks - 5.1%
Community Bank System, Inc.	6,875	100,100
First Bancorp, Puerto Rico	11,072	43,734
First Financial Bankshares, Inc.	2,485	125,145
Glacier Bancorp, Inc.	4,827	71,295
Home Bancshares, Inc.	4,620	87,965
IBERIABANK Corp.	2,000	78,820
Lakeland Financial Corp.	2,581	49,039
MainSource Financial Group, Inc.	3,073	22,802
Metro Bancorp, Inc. (a)(d)	3,375	65,003
Oriental Financial Group, Inc.	15,237	147,799
Prosperity Bancshares, Inc. (d)	5,000	149,150
Renasant Corp.	4,329	65,022
S&T Bancorp, Inc.	4,060	49,370

	Shares	Value
Signature Bank, New York (a)(d)	2,560	$ 69,427
Smithtown Bancorp, Inc.	2,947	37,692
Suffolk Bancorp	3,410	87,432
SVB Financial Group (a)(d)	1,800	48,996
Tompkins Financial Corp.	1,578	75,665
WesBanco, Inc.	4,385	63,758
Westamerica Bancorp.	3,092	153,394
Wilshire Bancorp, Inc.	9,586	55,120
		1,646,728
Consumer Finance - 0.4%
Dollar Financial Corp. (a)	7,507	103,522
EZCORP, Inc. (non-vtg.) Class A (a)	3,041	32,782
		136,304
Diversified Financial Services - 0.5%
Encore Capital Group, Inc. (a)(d)	7,342	97,282
PHH Corp. (a)	2,738	49,777
		147,059
Insurance - 3.6%
American Equity Investment Life Holding Co.	10,969	61,207
Amerisafe, Inc. (a)	7,956	123,795
Aspen Insurance Holdings Ltd.	6,100	136,274
Assured Guaranty Ltd.	8,074	99,956
Conseco, Inc. (a)	31,890	75,579
FBL Financial Group, Inc. Class A	1,983	16,380
Hallmark Financial Services, Inc. (a)	7,421	53,060
Harleysville Group, Inc.	2,459	69,393
IPC Holdings Ltd.	3,172	86,722
Maiden Holdings Ltd.	15,376	100,867
Max Capital Group Ltd.	1,334	24,626
Navigators Group, Inc. (a)	2,050	91,082
Platinum Underwriters Holdings Ltd.	2,385	68,187
RLI Corp.	1,590	71,232
SeaBright Insurance Holdings, Inc. (a)	8,925	90,410
		1,168,770
Real Estate Investment Trusts - 4.9%
American Campus Communities, Inc.	2,000	44,360
BioMed Realty Trust, Inc.	7,680	78,566
Capstead Mortgage Corp.	13,304	169,094
Cedar Shopping Centers, Inc.	15,168	68,559
Chimera Investment Corp.	12,000	41,880
Colonial Properties Trust (SBI)	8,499	62,893
Developers Diversified Realty Corp.	22,636	110,464
Extra Space Storage, Inc.	7,580	63,293
Highwoods Properties, Inc. (SBI)	4,474	100,083
Home Properties, Inc. (d)	1,210	41,261
LaSalle Hotel Properties (SBI)	5,620	69,351
MFA Mortgage Investments, Inc.	13,123	90,811
Mid-America Apartment Communities, Inc.	1,354	49,705
Mission West Properties, Inc.	5,374	36,704
National Retail Properties, Inc. (d)	6,349	110,155
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc. (d)	2,028	$ 52,201
NorthStar Realty Finance Corp. (d)	15,115	42,775
Omega Healthcare Investors, Inc.	8,284	128,568
Parkway Properties, Inc.	1,780	23,140
PS Business Parks, Inc.	1,558	75,470
Redwood Trust, Inc.	3,472	51,247
Sunstone Hotel Investors, Inc. (d)	11,420	61,097
		1,571,677
Thrifts & Mortgage Finance - 1.3%
ESSA Bancorp, Inc.	1,760	24,059
Flushing Financial Corp.	1,595	14,913
Northwest Bancorp, Inc.	2,400	45,264
Ocwen Financial Corp. (a)	11,743	152,307
Provident Financial Services, Inc.	7,336	66,758
United Financial Bancorp, Inc.	3,182	43,975
WSFS Financial Corp.	2,613	71,361
		418,637
TOTAL FINANCIALS		6,003,785
HEALTH CARE - 13.9%
Biotechnology - 3.0%
Allos Therapeutics, Inc. (a)	5,000	41,450
Alnylam Pharmaceuticals, Inc. (a)	5,049	112,441
ARIAD Pharmaceuticals, Inc. (a)	31,915	50,745
Celldex Therapeutics, Inc. (a)	6,100	47,702
Cubist Pharmaceuticals, Inc. (a)	4,517	82,797
Enzon Pharmaceuticals, Inc. (a)	7,411	58,325
Idera Pharmaceuticals, Inc. (a)(d)	7,000	41,020
Isis Pharmaceuticals, Inc. (a)(d)	10,275	169,538
Ligand Pharmaceuticals, Inc. Class B (a)	16,000	45,760
Martek Biosciences (d)	3,254	68,822
Medivation, Inc. (a)	3,692	82,738
Momenta Pharmaceuticals, Inc. (a)(d)	4,429	53,281
Myriad Pharmaceuticals, Inc. (a)	565	2,627
ONYX Pharmaceuticals, Inc. (a)(d)	279	7,885
PDL BioPharma, Inc.	3,345	26,426
Regeneron Pharmaceuticals, Inc. (a)	2,501	44,818
Savient Pharmaceuticals, Inc. (a)	2,512	34,816
Theravance, Inc. (a)(d)	740	10,834
		982,025
Health Care Equipment & Supplies - 4.1%
American Medical Systems Holdings, Inc. (a)	7,344	116,035
Cantel Medical Corp. (a)	7,194	116,759
Cryolife, Inc. (a)	4,350	24,099
ev3, Inc. (a)(d)	8,000	85,760
Haemonetics Corp. (a)	1,050	59,850
Invacare Corp.	6,214	109,677
Masimo Corp. (a)(d)	5,088	122,672

	Shares	Value
Meridian Bioscience, Inc. (d)	4,957	$ 111,929
Merit Medical Systems, Inc. (a)	7,132	116,252
NuVasive, Inc. (a)	1,612	71,895
Quidel Corp. (a)	5,950	86,632
RTI Biologics, Inc. (a)	12,297	52,754
Steris Corp.	6,814	177,709
Thoratec Corp. (a)	2,344	62,772
		1,314,795
Health Care Providers & Services - 4.5%
AMERIGROUP Corp. (a)	1,450	38,933
AMN Healthcare Services, Inc. (a)	6,761	43,135
AmSurg Corp. (a)	5,206	111,617
Centene Corp. (a)	6,938	138,621
Cross Country Healthcare, Inc. (a)	4,301	29,548
Genoptix, Inc. (a)(d)	3,678	117,659
Hanger Orthopedic Group, Inc. (a)	4,799	65,218
HealthSouth Corp. (a)(d)	14,849	214,420
Molina Healthcare, Inc. (a)	3,563	85,227
NightHawk Radiology Holdings, Inc. (a)	16,092	59,540
Owens & Minor, Inc.	3,700	162,134
PharMerica Corp. (a)(d)	7,173	140,806
Providence Service Corp. (a)	6,401	70,091
RehabCare Group, Inc. (a)	7,113	170,214
Skilled Healthcare Group, Inc. (a)	2,500	18,750
		1,465,913
Health Care Technology - 0.3%
Phase Forward, Inc. (a)	6,500	98,215
Life Sciences Tools & Services - 0.6%
Biodelivery Sciences International, Inc. (a)	7,099	47,350
Dionex Corp. (a)	2,142	130,726
		178,076
Pharmaceuticals - 1.4%
Auxilium Pharmaceuticals, Inc. (a)	1,633	51,244
DepoMed, Inc. (a)	23,283	75,670
Medicis Pharmaceutical Corp. Class A	5,074	82,808
Noven Pharmaceuticals, Inc. (a)	7,875	112,613
Valeant Pharmaceuticals International (a)(d)	4,500	115,740
XenoPort, Inc. (a)	200	4,634
		442,709
TOTAL HEALTH CARE		4,481,733
INDUSTRIALS - 14.1%
Aerospace & Defense - 2.2%
Ceradyne, Inc. (a)	771	13,616
Cubic Corp.	4,421	158,228
Curtiss-Wright Corp.	400	11,892
Ducommun, Inc.	4,936	92,747
Esterline Technologies Corp. (a)	3,728	100,917
Hexcel Corp. (a)(d)	662	6,309
Stanley, Inc. (a)	3,000	98,640
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	3,100	$ 101,525
TransDigm Group, Inc. (a)(d)	3,275	118,555
		702,429
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	5,308	109,557
Airlines - 0.2%
SkyWest, Inc.	6,408	65,362
Building Products - 0.4%
AAON, Inc.	4,700	93,624
Gibraltar Industries, Inc.	6,305	43,315
		136,939
Commercial Services & Supplies - 2.0%
ATC Technology Corp. (a)	5,923	85,884
Cenveo, Inc. (a)	17,575	74,342
Comfort Systems USA, Inc.	10,693	109,603
Deluxe Corp.	7,917	101,417
ICT Group, Inc. (a)	3,630	31,690
Knoll, Inc.	9,787	74,185
Schawk, Inc. Class A	6,486	48,710
Tetra Tech, Inc. (a)	2,497	71,539
Waste Services, Inc. (a)	8,971	46,470
		643,840
Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	8,500	94,095
EMCOR Group, Inc. (a)	6,093	122,591
Great Lakes Dredge & Dock Corp.	6,503	31,084
MasTec, Inc. (a)	9,100	106,652
Michael Baker Corp. (a)	2,590	109,712
Sterling Construction Co., Inc. (a)	1,000	15,260
		479,394
Electrical Equipment - 1.9%
Acuity Brands, Inc. (d)	2,190	61,430
Belden, Inc.	5,790	96,693
Brady Corp. Class A	4,897	123,013
Encore Wire Corp. (d)	3,540	75,579
GrafTech International Ltd. (a)	11,850	134,024
Woodward Governor Co.	5,497	108,841
		599,580
Industrial Conglomerates - 0.1%
Tredegar Corp.	3,772	50,243
Machinery - 2.4%
Actuant Corp. Class A	4,173	50,911
Chart Industries, Inc. (a)	5,677	103,208
CIRCOR International, Inc.	3,286	77,582
Columbus McKinnon Corp. (NY Shares) (a)	5,260	66,539
Federal Signal Corp.	12,683	97,025
Graham Corp.	4,058	53,971
Nordson Corp.	3,051	117,952

	Shares	Value
Tennant Co.	5,400	$ 99,306
Watts Water Technologies, Inc. Class A	4,509	97,124
		763,618
Marine - 0.1%
Horizon Lines, Inc. Class A	6,500	25,090
Professional Services - 1.3%
Administaff, Inc.	1,404	32,671
Heidrick & Struggles International, Inc.	3,220	58,765
ICF International, Inc. (a)	1,700	46,903
Korn/Ferry International (a)	2,264	24,089
MPS Group, Inc. (a)	4,325	33,043
Navigant Consulting, Inc. (a)	5,962	77,029
Spherion Corp. (a)	13,400	55,208
Watson Wyatt Worldwide, Inc. Class A	2,516	94,425
		422,133
Road & Rail - 0.8%
Arkansas Best Corp. (d)	2,740	72,199
Avis Budget Group, Inc. (a)	6,783	38,324
Celadon Group, Inc. (a)	6,342	53,209
Werner Enterprises, Inc.	5,340	96,761
		260,493
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	3,960	78,012
Beacon Roofing Supply, Inc. (a)	11,139	161,070
Watsco, Inc.	931	45,554
		284,636
TOTAL INDUSTRIALS		4,543,314
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 3.6%
3Com Corp. (a)	43,887	206,708
ADC Telecommunications, Inc. (a)	14,115	112,355
Adtran, Inc. (d)	6,880	147,714
Avocent Corp. (a)	2,500	34,900
Blue Coat Systems, Inc. (a)	6,744	111,546
DG FastChannel, Inc. (a)(d)	4,000	73,200
Polycom, Inc. (a)(d)	7,008	142,052
Powerwave Technologies, Inc. (a)	23,886	38,456
Starent Networks Corp. (a)	5,025	122,660
Tekelec (a)	9,540	160,558
ViaSat, Inc. (a)	819	20,999
		1,171,148
Computers & Peripherals - 1.3%
Cray, Inc. (a)	8,011	63,127
Data Domain, Inc. (a)	2,150	71,703
Novatel Wireless, Inc. (a)	10,508	94,782
Synaptics, Inc. (a)(d)	4,915	189,965
		419,577
Electronic Equipment & Components - 1.7%
Anixter International, Inc. (a)(d)	2,430	91,344
Brightpoint, Inc. (a)	6,340	39,752
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CPI International, Inc. (a)	2,130	$ 18,510
CTS Corp.	3,950	25,873
Insight Enterprises, Inc. (a)	6,980	67,427
L-1 Identity Solutions, Inc. (a)(d)	7,274	56,301
Multi-Fineline Electronix, Inc. (a)	2,179	46,631
OSI Systems, Inc. (a)	4,430	92,366
SYNNEX Corp. (a)	2,911	72,746
TTM Technologies, Inc. (a)	4,317	34,363
		545,313
Internet Software & Services - 2.7%
Art Technology Group, Inc. (a)	15,959	60,644
Digital River, Inc. (a)	4,100	148,912
EarthLink, Inc. (a)	17,634	130,668
InfoSpace, Inc. (a)	4,110	27,249
j2 Global Communications, Inc. (a)	5,755	129,833
Mercadolibre, Inc. (a)(d)	3,799	102,117
NIC, Inc.	2,321	15,713
SonicWALL, Inc. (a)	8,060	44,169
United Online, Inc.	8,000	52,080
ValueClick, Inc. (a)	9,455	99,467
Vignette Corp. (a)	4,944	65,014
		875,866
IT Services - 1.8%
Acxiom Corp.	13,733	121,262
CSG Systems International, Inc. (a)	5,480	72,555
Global Cash Access Holdings, Inc. (a)	10,294	81,940
Maximus, Inc.	2,767	114,139
RightNow Technologies, Inc. (a)	7,089	83,650
SAIC, Inc. (a)	4,800	89,040
		562,586
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (a)	21,395	101,198
Applied Micro Circuits Corp. (a)	15,624	127,023
Atheros Communications, Inc. (a)(d)	9,795	188,456
Entropic Communications, Inc. (a)	20,208	45,468
IXYS Corp.	6,500	65,780
MKS Instruments, Inc. (a)	5,128	67,638
PMC-Sierra, Inc. (a)(d)	19,100	152,036
Power Integrations, Inc.	4,485	106,698
RF Micro Devices, Inc. (a)	19,341	72,722
Sigma Designs, Inc. (a)(d)	6,204	99,512
Skyworks Solutions, Inc. (a)	22,130	216,431
Ultratech, Inc. (a)	3,621	44,575
Veeco Instruments, Inc. (a)	8,545	99,037
		1,386,574
Software - 4.2%
Actuate Corp. (a)	11,417	54,573
Interactive Intelligence, Inc. (a)	6,708	82,240
Jack Henry & Associates, Inc. (d)	6,227	129,210
Kenexa Corp. (a)	4,911	56,820

	Shares	Value
Lawson Software, Inc. (a)	11,447	$ 63,874
Manhattan Associates, Inc. (a)	5,703	103,909
MICROS Systems, Inc. (a)	1,000	25,320
MicroStrategy, Inc. Class A (a)	1,430	71,815
Net 1 UEPS Technologies, Inc. (a)	4,230	57,486
Quest Software, Inc. (a)	6,771	94,388
Solera Holdings, Inc. (a)	5,502	139,751
SPSS, Inc. (a)	4,603	153,602
SuccessFactors, Inc. (a)	6,423	58,963
Take-Two Interactive Software, Inc. (d)	10,500	99,435
TeleCommunication Systems, Inc. Class A (a)(d)	10,656	75,764
TIBCO Software, Inc. (a)	4,549	32,616
Vasco Data Security International, Inc. (a)	6,652	48,626
		1,348,392
TOTAL INFORMATION TECHNOLOGY		6,309,456
MATERIALS - 3.4%
Chemicals - 1.3%
H.B. Fuller Co.	5,090	95,539
Innophos Holdings, Inc.	5,383	90,919
NewMarket Corp.	1,751	117,895
Spartech Corp.	11,500	105,685
W.R. Grace & Co. (a)	578	7,150
		417,188
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	5,163	197,020
Silgan Holdings, Inc.	2,750	134,833
		331,853
Metals & Mining - 0.6%
Compass Minerals International, Inc.	1,045	57,381
Worthington Industries, Inc.	9,756	124,779
		182,160
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	14,471	64,975
Glatfelter	11,916	106,052
		171,027
TOTAL MATERIALS		1,102,228
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	35,540	100,934
Consolidated Communications Holdings, Inc.	7,812	91,479
Iowa Telecommunication Services, Inc.	7,000	87,570
NTELOS Holdings Corp.	6,871	126,564
		406,547
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.9%
Syniverse Holdings, Inc. (a)	9,229	$ 147,941
USA Mobility, Inc.	10,194	130,075
		278,016
TOTAL TELECOMMUNICATION SERVICES		684,563
UTILITIES - 2.7%
Electric Utilities - 1.1%
Central Vermont Public Service Corp.	1,747	31,621
El Paso Electric Co. (a)	7,826	109,251
Portland General Electric Co.	6,669	129,912
UIL Holdings Corp.	3,800	85,310
		356,094
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,800	58,554
New Jersey Resources Corp.	1,972	73,043
Northwest Natural Gas Co.	1,655	73,350
Southwest Gas Corp.	2,560	56,858
WGL Holdings, Inc.	2,345	75,087
		336,892
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp. (d)	1,280	29,427
Multi-Utilities - 0.3%
Avista Corp.	5,893	104,954
Water Utilities - 0.2%
American States Water Co.	1,472	50,990
TOTAL UTILITIES		878,357
TOTAL COMMON STOCKS (Cost $35,554,049)		30,504,900
U.S. Treasury Obligations - 1.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% to 0.53% 10/22/09 to 6/3/10 (e) (Cost $373,786)	$ 375,000	373,792
Money Market Funds - 25.0%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	3,448,929	$ 3,448,929
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	4,606,270	4,606,270
TOTAL MONEY MARKET FUNDS (Cost $8,055,199)		8,055,199
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $36,000)	$ 36,000	$ 36,000
TOTAL INVESTMENT PORTFOLIO - 120.8% (Cost $44,019,034)		38,969,891
NET OTHER ASSETS - (20.8)%		(6,704,651)
NET ASSETS - 100%		$ 32,265,240
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 NYFE Russell 2000 Mini Index Contracts	Sept. 2009	$ 1,724,480	$ (52,901)

The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $373,792.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$36,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 4,819
Deutsche Bank Securities, Inc.	4,273
ING Financial Markets LLC	1,583
J.P. Morgan Securities, Inc.	22,159
Mizuho Securities USA, Inc.	1,583
Morgan Stanley & Co., Inc.	1,583
$ 36,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,538
Fidelity Securities Lending Cash Central Fund	15,956
Total	$ 18,494
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,299,905	$ 4,299,905	$ -	$ -
Consumer Staples	1,062,410	1,062,410	-	-
Energy	1,139,149	1,139,149	-	-
Financials	6,003,785	6,003,785	-	-
Health Care	4,481,733	4,481,733	-	-
Industrials	4,543,314	4,543,314	-	-
Information Technology	6,309,456	6,309,456	-	-
Materials	1,102,228	1,102,228	-	-
Telecommunication Services	684,563	684,563	-	-
Utilities	878,357	878,357	-	-
Cash Equivalents	36,000	-	36,000	-
Money Market Funds	8,055,199	8,055,199	-	-
U.S. Government and Government Agency Obligations	373,792	-	373,792	-
Total Investments in Securities:	$ 38,969,891	$ 38,560,099	$ 409,792	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (52,901)	$ (52,901)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure/ Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (52,901)
Total Value of Derivatives	$ -	$ (52,901)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $3,004,348 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,648,087 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,468,708 and repurchase agreements of $36,000) - See accompanying schedule: Unaffiliated issuers (cost $35,963,835)	$ 30,914,692
Fidelity Central Funds (cost $8,055,199)	8,055,199
Total Investments (cost $44,019,034)		$ 38,969,891
Cash		14,097
Receivable for investments sold		4,016,296
Receivable for fund shares sold		8,974
Dividends receivable		34,791
Distributions receivable from Fidelity Central Funds		2,995
Prepaid expenses		169
Receivable from investment adviser for expense reductions		12,057
Total assets		43,059,270

Liabilities
Payable for investments purchased	$ 6,131,403
Payable for fund shares redeemed	3,010
Accrued management fee	19,286
Distribution fees payable	336
Payable for daily variation on futures contracts	2,720
Other affiliated payables	4,238
Other payables and accrued expenses	26,767
Collateral on securities loaned, at value	4,606,270
Total liabilities		10,794,030

Net Assets		$ 32,265,240
Net Assets consist of:
Paid in capital		$ 47,228,995
Undistributed net investment income		91,427
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,953,138)
Net unrealized appreciation (depreciation) on investments		(5,102,044)
Net Assets		$ 32,265,240

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($10,376,767 ÷ 1,419,884 shares)	$ 7.31

Service Class: Net Asset Value, offering price and redemption price per share ($465,119 ÷ 63,618 shares)	$ 7.31

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,407,594 ÷ 192,634 shares)	$ 7.31

Investor Class: Net Asset Value, offering price and redemption price per share ($20,015,760 ÷ 2,744,392 shares)	$ 7.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 215,492
Interest		371
Income from Fidelity Central Funds (including $15,956 from security lending)		18,494
Total income		234,357

Expenses
Management fee	$ 96,207
Transfer agent fees	24,689
Distribution fees	1,826
Accounting and security lending fees	5,347
Custodian fees and expenses	3,073
Independent trustees' compensation	103
Audit	22,851
Legal	18
Miscellaneous	1,185
Total expenses before reductions	155,299
Expense reductions	(12,369)	142,930
Net investment income (loss)		91,427
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,321,344)
Foreign currency transactions	297
Futures contracts	72,113
Total net realized gain (loss)		(5,248,934)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,186,022
Futures contracts	(68,379)
Total change in net unrealized appreciation (depreciation)		5,117,643
Net gain (loss)		(131,291)
Net increase (decrease) in net assets resulting from operations		$ (39,864)

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 91,427	$ 216,689
Net realized gain (loss)	(5,248,934)	(3,641,149)
Change in net unrealized appreciation (depreciation)	5,117,643	(11,130,564)
Net increase (decrease) in net assets resulting from operations	(39,864)	(14,555,024)
Distributions to shareholders from net investment income	-	(262,687)
Share transactions - net increase (decrease)	5,468,523	2,560,105
Total increase (decrease) in net assets	5,428,659	(12,257,606)

Net Assets
Beginning of period	26,836,581	39,094,187
End of period (including undistributed net investment income of $91,427 and $0, respectively)	$ 32,265,240	$ 26,836,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07	.05	.04	- J
Net realized and unrealized gain (loss)	(.04)	(3.84)	(.32)	1.60	(.06)
Total from investment operations	(.01)	(3.77)	(.27)	1.64	(.06)
Distributions from net investment income	-	(.08)	(.06)	(.02)	-
Distributions from net realized gain	-	-	(.07)	-	-
Total distributions	-	(.08)	(.12) K	(.02)	-
Net asset value, end of period	$ 7.31	$ 7.32	$ 11.17	$ 11.56	$ 9.94
Total Return B,C,D	(.14)%	(33.72)%	(2.33)%	16.51%	(.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.09% A	1.04%	1.01%	1.30%	42.86% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00% A	1.00%	1.00%	.98%	1.00% A
Net investment income (loss)	.75% A	.71%	.45%	.34%	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,377	$ 8,381	$ 11,668	$ 10,119	$ 1,242
Portfolio turnover rate G	64% A	87%	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $.065 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 11.17	$ 11.56	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.04	.03	- J
Net realized and unrealized gain (loss)	(.04)	(3.84)	(.31)	1.60	(.06)
Total from investment operations	(.02)	(3.78)	(.27)	1.63	(.06)
Distributions from net investment income	-	(.06)	(.05)	(.01)	-
Distributions from net realized gain	-	-	(.07)	-	-
Total distributions	-	(.06)	(.12) K	(.01)	-
Net asset value, end of period	$ 7.31	$ 7.33	$ 11.17	$ 11.56	$ 9.94
Total Return B,C,D	(.27)%	(33.79)%	(2.40)%	16.40%	(.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.12% A	1.10%	1.09%	1.54%	42.96% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.09%	1.10%	1.10% A
Expenses net of all reductions	1.10% A	1.10%	1.08%	1.08%	1.10% A
Net investment income (loss)	.64% A	.61%	.37%	.24%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 465	$ 631	$ 1,411	$ 1,446	$ 1,242
Portfolio turnover rate G	64% A	87%	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.051 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	.02	.01	- J
Net realized and unrealized gain (loss)	(.04)	(3.82)	(.32)	1.61	(.06)
Total from investment operations	(.02)	(3.78)	(.30)	1.62	(.06)
Distributions from net investment income	-	(.04)	(.04)	(.01)	-
Distributions from net realized gain	-	-	(.07)	-	-
Total distributions	-	(.04)	(.10) K	(.01)	-
Net asset value, end of period	$ 7.31	$ 7.33	$ 11.15	$ 11.55	$ 9.94
Total Return B,C,D	(.27)%	(33.91)%	(2.60)%	16.25%	(.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.32%	1.24%	1.69%	43.12% A
Expenses net of fee waivers, if any	1.25% A	1.25%	1.24%	1.25%	1.25% A
Expenses net of all reductions	1.25% A	1.25%	1.24%	1.23%	1.25% A
Net investment income (loss)	.49% A	.46%	.21%	.09%	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,408	$ 1,494	$ 4,143	$ 1,444	$ 1,242
Portfolio turnover rate G	64% A	87%	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.10 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.065 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 7.31	$ 11.15	$ 11.55	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06	.04	.02	- J
Net realized and unrealized gain (loss)	(.04)	(3.83)	(.32)	1.61	(.06)
Total from investment operations	(.02)	(3.77)	(.28)	1.63	(.06)
Distributions from net investment income	-	(.07)	(.05)	(.02)	-
Distributions from net realized gain	-	-	(.07)	-	-
Total distributions	-	(.07)	(.12) K	(.02)	-
Net asset value, end of period	$ 7.29	$ 7.31	$ 11.15	$ 11.55	$ 9.94
Total Return B,C,D	(.27)%	(33.77)%	(2.50)%	16.40%	(.60)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.17% A	1.10%	1.10%	1.41%	43.46% A
Expenses net of fee waivers, if any	1.08% A	1.08%	1.10%	1.15%	1.15% A
Expenses net of all reductions	1.08% A	1.08%	1.10%	1.13%	1.15% A
Net investment income (loss)	.66% A	.63%	.35%	.19%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,016	$ 16,331	$ 21,872	$ 11,853	$ 1,242
Portfolio turnover rate G	64% A	87%	113%	47%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 27, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,210,831
Unrealized depreciation	(7,296,898)
Net unrealized appreciation (depreciation)	$ (5,086,067)
Cost for federal income tax purposes	$ 44,055,958

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 72,113	$ (68,379)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 72,113	$ (68,379)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $72,113 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(68,379) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,508,960 and $8,330,570, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 252
Service Class 2	1,574
$ 1,826

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 5,498
Service Class	262
Service Class 2	1,632
Investor Class	17,297
$ 24,689

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $80 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

10. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 3,883
Service Class	1.10%	68
Service Class 2	1.25%	1,234
Investor Class	1.08	7,184
		$ 12,369

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 90,628
Service Class	-	5,461
Service Class 2	-	7,729
Investor Class	-	158,869
Total	$ -	$ 262,687

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	502,425	719,739	$ 3,459,069	$ 6,865,792
Reinvestment of distributions	-	12,745	-	90,628
Shares redeemed	(227,234)	(632,029)	(1,501,556)	(6,132,593)
Net increase (decrease)	275,191	100,455	$ 1,957,513	$ 823,827
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	767	-	5,461
Shares redeemed	(22,422)	(41,104)	(149,697)	(358,409)
Net increase (decrease)	(22,422)	(40,337)	$ (149,697)	$ (352,948)
Service Class 2
Shares sold	34,472	130,549	$ 232,717	$ 1,286,295
Reinvestment of distributions	-	1,086	(2)	7,729
Shares redeemed	(45,692)	(299,338)	(288,090)	(2,842,510)
Net increase (decrease)	(11,220)	(167,703)	$ (55,375)	$ (1,548,486)
Investor Class
Shares sold	800,582	1,253,569	$ 5,542,337	$ 12,326,828
Reinvestment of distributions	-	22,374	-	158,869
Shares redeemed	(289,825)	(1,003,622)	(1,826,255)	(8,847,985)
Net increase (decrease)	510,757	272,321	$ 3,716,082	$ 3,637,712

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 94% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

VDSC-SANN-0809
1.821007.103

Fidelity® Variable Insurance Products:
Index 500 Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.10%
Actual		$ 1,000.00	$ 1,032.70	$ .50
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .50
Service Class	.20%
Actual		$ 1,000.00	$ 1,032.30	$ 1.01
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,031.50	$ 1.76
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.2	5.0
Microsoft Corp.	2.2	1.8
Johnson & Johnson	1.9	2.0
Procter & Gamble Co.	1.8	2.3
AT&T, Inc.	1.8	2.1
International Business Machines Corp.	1.7	1.4
JPMorgan Chase & Co.	1.6	1.4
Chevron Corp.	1.6	1.8
Apple, Inc.	1.6	0.9
General Electric Co.	1.5	2.1
	19.9
Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.1	14.8
Health Care	13.7	14.3
Financials	13.4	12.8
Energy	12.2	12.8
Consumer Staples	11.8	12.4
Industrials	9.6	10.7
Consumer Discretionary	8.8	8.1
Utilities	4.0	4.1
Telecommunication Services	3.5	3.7
Materials	3.2	2.9
Asset Allocation
To match the Standard & Poor's 500 Index®, the VIP Index 500 Portfolio seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.2%
Johnson Controls, Inc. (d)	125,809	$ 2,732,571
The Goodyear Tire & Rubber Co. (a)(d)	51,196	576,467
		3,309,038
Automobiles - 0.3%
Ford Motor Co. (a)	681,322	4,135,625
Harley-Davidson, Inc. (d)	49,635	804,583
		4,940,208
Distributors - 0.1%
Genuine Parts Co.	33,756	1,132,851
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	22,812	1,622,389
DeVry, Inc.	13,039	652,472
H&R Block, Inc.	71,910	1,239,009
		3,513,870
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	92,755	2,390,296
Darden Restaurants, Inc.	29,030	957,409
International Game Technology (d)	62,728	997,375
Marriott International, Inc. Class A (d)	62,844	1,386,967
McDonald's Corp. (d)	233,563	13,427,537
Starbucks Corp. (a)(d)	155,794	2,163,979
Starwood Hotels & Resorts Worldwide, Inc. (d)	39,516	877,255
Wyndham Worldwide Corp.	37,700	456,924
Wynn Resorts Ltd. (a)(d)	14,329	505,814
Yum! Brands, Inc.	97,720	3,257,985
		26,421,541
Household Durables - 0.4%
Black & Decker Corp. (d)	12,728	364,784
Centex Corp.	26,354	222,955
D.R. Horton, Inc.	58,371	546,353
Fortune Brands, Inc. (d)	31,798	1,104,663
Harman International Industries, Inc. (d)	14,677	275,928
KB Home	15,662	214,256
Leggett & Platt, Inc.	33,187	505,438
Lennar Corp. Class A	29,889	289,624
Newell Rubbermaid, Inc. (d)	58,770	611,796
Pulte Homes, Inc. (d)	45,435	401,191
Snap-On, Inc.	12,196	350,513
The Stanley Works	16,741	566,515
Whirlpool Corp. (d)	15,629	665,170
		6,119,186
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)(d)	68,219	5,707,202
Expedia, Inc. (a)	44,544	673,060
		6,380,262

	Shares	Value
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	56,778	$ 168,063
Hasbro, Inc.	26,347	638,651
Mattel, Inc. (d)	75,904	1,218,259
		2,024,973
Media - 2.5%
CBS Corp. Class B	143,851	995,449
Comcast Corp. Class A	610,428	8,845,102
Gannett Co., Inc. (d)	49,208	175,673
Interpublic Group of Companies, Inc. (a)(d)	101,278	511,454
McGraw-Hill Companies, Inc. (d)	66,582	2,004,784
Meredith Corp. (d)	7,621	194,717
News Corp. Class A	486,983	4,436,415
Omnicom Group, Inc. (d)	65,808	2,078,217
Scripps Networks Interactive, Inc. Class A	19,153	533,028
The DIRECTV Group, Inc. (a)(d)	110,965	2,741,945
The New York Times Co. Class A (d)	24,688	136,031
The Walt Disney Co.	393,085	9,170,673
Time Warner Cable, Inc. (d)	74,591	2,362,297
Time Warner, Inc.	253,296	6,380,526
Viacom, Inc. Class B (non-vtg.) (a)(d)	128,387	2,914,385
Washington Post Co. Class B	1,274	448,677
		43,929,373
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	17,481	367,625
Family Dollar Stores, Inc.	29,689	840,199
JCPenney Co., Inc.	47,053	1,350,892
Kohl's Corp. (a)	64,652	2,763,873
Macy's, Inc.	89,036	1,047,063
Nordstrom, Inc. (d)	33,895	674,172
Sears Holdings Corp. (a)(d)	11,426	760,058
Target Corp. (d)	159,262	6,286,071
		14,089,953
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (d)	18,604	472,356
AutoNation, Inc. (a)(d)	22,872	396,829
AutoZone, Inc. (a)(d)	7,642	1,154,783
Bed Bath & Beyond, Inc. (a)(d)	54,972	1,690,389
Best Buy Co., Inc.	72,266	2,420,188
Gamestop Corp. Class A (a)(d)	34,851	767,071
Gap, Inc.	97,364	1,596,770
Home Depot, Inc. (d)	359,112	8,485,817
Limited Brands, Inc. (d)	57,185	684,504
Lowe's Companies, Inc.	312,589	6,067,352
O'Reilly Automotive, Inc. (a)(d)	28,719	1,093,620
Office Depot, Inc. (a)	58,156	265,191
RadioShack Corp. (d)	26,491	369,814
Sherwin-Williams Co.	20,823	1,119,236
Staples, Inc.	151,440	3,054,545
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc. (d)	26,267	$ 666,131
TJX Companies, Inc. (d)	87,548	2,754,260
		33,058,856
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (d)	67,234	1,807,250
NIKE, Inc. Class B (d)	82,032	4,247,617
Polo Ralph Lauren Corp. Class A	11,968	640,767
VF Corp. (d)	18,734	1,036,927
		7,732,561
TOTAL CONSUMER DISCRETIONARY		152,652,672
CONSUMER STAPLES - 11.8%
Beverages - 2.6%
Brown-Forman Corp. Class B (non-vtg.) (d)	20,670	888,397
Coca-Cola Enterprises, Inc.	67,135	1,117,798
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,640	527,995
Dr Pepper Snapple Group, Inc. (a)(d)	53,744	1,138,835
Molson Coors Brewing Co. Class B	31,561	1,335,977
Pepsi Bottling Group, Inc.	28,930	978,991
PepsiCo, Inc. (d)	329,582	18,113,827
The Coca-Cola Co.	421,485	20,227,065
		44,328,885
Food & Staples Retailing - 3.0%
Costco Wholesale Corp. (d)	91,886	4,199,190
CVS Caremark Corp.	308,219	9,822,940
Kroger Co.	138,104	3,045,193
Safeway, Inc. (d)	90,166	1,836,681
SUPERVALU, Inc. (d)	44,797	580,121
Sysco Corp.	124,884	2,807,392
Wal-Mart Stores, Inc.	472,447	22,885,333
Walgreen Co.	209,951	6,172,559
Whole Foods Market, Inc. (d)	29,731	564,294
		51,913,703
Food Products - 1.7%
Archer Daniels Midland Co.	135,915	3,638,445
Campbell Soup Co. (d)	42,274	1,243,701
ConAgra Foods, Inc.	94,681	1,804,620
Dean Foods Co. (a)	37,475	719,145
General Mills, Inc.	69,647	3,901,625
H.J. Heinz Co.	66,609	2,377,941
Hershey Co. (d)	35,086	1,263,096
Hormel Foods Corp.	14,780	510,501
Kellogg Co. (d)	53,450	2,489,167
Kraft Foods, Inc. Class A	311,788	7,900,708
McCormick & Co., Inc. (non-vtg.)	27,586	897,373
Sara Lee Corp.	147,269	1,437,345

	Shares	Value
The J.M. Smucker Co.	25,072	$ 1,220,004
Tyson Foods, Inc. Class A	63,949	806,397
		30,210,068
Household Products - 2.6%
Clorox Co. (d)	29,439	1,643,579
Colgate-Palmolive Co. (d)	105,761	7,481,533
Kimberly-Clark Corp.	87,690	4,597,587
Procter & Gamble Co.	617,060	31,531,766
		45,254,465
Personal Products - 0.2%
Avon Products, Inc. (d)	90,379	2,329,971
Estee Lauder Companies, Inc. Class A (d)	24,568	802,637
		3,132,608
Tobacco - 1.7%
Altria Group, Inc.	437,733	7,174,444
Lorillard, Inc.	35,602	2,412,748
Philip Morris International, Inc.	415,277	18,114,383
Reynolds American, Inc.	35,772	1,381,515
		29,083,090
TOTAL CONSUMER STAPLES		203,922,819
ENERGY - 12.2%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc. (d)	65,587	2,389,990
BJ Services Co. (d)	61,833	842,784
Cameron International Corp. (a)(d)	45,935	1,299,961
Diamond Offshore Drilling, Inc. (d)	14,714	1,221,998
ENSCO International, Inc. (d)	30,020	1,046,797
FMC Technologies, Inc. (a)(d)	26,164	983,243
Halliburton Co. (d)	189,924	3,931,427
Nabors Industries Ltd. (a)(d)	59,921	933,569
National Oilwell Varco, Inc. (a)	88,525	2,891,227
Rowan Companies, Inc.	23,939	462,501
Schlumberger Ltd. (NY Shares)	253,286	13,705,305
Smith International, Inc. (d)	46,428	1,195,521
		30,904,323
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	105,682	4,796,906
Apache Corp.	70,961	5,119,836
Cabot Oil & Gas Corp.	21,941	672,272
Chesapeake Energy Corp.	119,308	2,365,878
Chevron Corp.	424,401	28,116,566
ConocoPhillips	313,654	13,192,287
CONSOL Energy, Inc.	38,242	1,298,698
Denbury Resources, Inc. (a)(d)	52,684	776,035
Devon Energy Corp.	93,976	5,121,692
El Paso Corp. (d)	148,407	1,369,797
EOG Resources, Inc. (d)	52,986	3,598,809
Exxon Mobil Corp.	1,033,063	72,221,428
Hess Corp.	60,235	3,237,631
Marathon Oil Corp. (d)	149,840	4,514,679
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co. (d)	18,097	$ 353,615
Murphy Oil Corp.	40,391	2,194,039
Noble Energy, Inc. (d)	36,699	2,164,140
Occidental Petroleum Corp.	171,604	11,293,259
Peabody Energy Corp.	56,601	1,707,086
Pioneer Natural Resources Co. (d)	24,131	615,341
Range Resources Corp. (d)	33,142	1,372,410
Southwestern Energy Co. (a)(d)	72,750	2,826,338
Spectra Energy Corp. (d)	136,545	2,310,341
Sunoco, Inc. (d)	24,748	574,154
Tesoro Corp. (d)	29,291	372,874
Valero Energy Corp. (d)	117,774	1,989,203
Williams Companies, Inc.	122,810	1,917,064
XTO Energy, Inc.	122,725	4,680,732
		180,773,110
TOTAL ENERGY		211,677,433
FINANCIALS - 13.4%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	53,947	1,309,294
Bank of New York Mellon Corp.	253,084	7,417,892
Charles Schwab Corp.	198,804	3,487,022
E*TRADE Financial Corp. (a)(d)	213,229	272,933
Federated Investors, Inc. Class B (non-vtg.) (d)	18,946	456,409
Franklin Resources, Inc.	31,895	2,296,759
Goldman Sachs Group, Inc.	106,577	15,713,713
Invesco Ltd. (d)	87,078	1,551,730
Janus Capital Group, Inc. (d)	34,138	389,173
Legg Mason, Inc. (d)	30,298	738,665
Morgan Stanley (d)	286,160	8,158,422
Northern Trust Corp.	51,012	2,738,324
State Street Corp.	104,529	4,933,769
T. Rowe Price Group, Inc. (d)	54,086	2,253,764
		51,717,869
Commercial Banks - 2.6%
BB&T Corp.	136,951	3,010,183
Comerica, Inc. (d)	31,993	676,652
Fifth Third Bancorp	155,581	1,104,625
First Horizon National Corp. (d)	45,503	546,036
Huntington Bancshares, Inc.	115,083	481,047
KeyCorp	149,870	785,319
M&T Bank Corp. (d)	17,319	882,057
Marshall & Ilsley Corp. (d)	74,589	358,027
PNC Financial Services Group, Inc. (d)	97,444	3,781,802
Regions Financial Corp.	244,527	987,889
SunTrust Banks, Inc.	98,378	1,618,318
U.S. Bancorp, Delaware	401,768	7,199,683

	Shares	Value
Wells Fargo & Co. (d)	985,705	$ 23,913,203
Zions Bancorp	24,409	282,168
		45,627,009
Consumer Finance - 0.6%
American Express Co.	251,385	5,842,187
Capital One Financial Corp. (d)	95,661	2,093,063
Discover Financial Services	101,958	1,047,109
SLM Corp. (a)(d)	98,970	1,016,422
		9,998,781
Diversified Financial Services - 3.7%
Bank of America Corp.	1,712,148	22,600,354
CIT Group, Inc. (d)	82,332	177,014
Citigroup, Inc. (d)	1,167,092	3,466,263
CME Group, Inc.	14,049	4,370,784
IntercontinentalExchange, Inc. (a)	15,418	1,761,352
JPMorgan Chase & Co.	825,899	28,171,415
Leucadia National Corp. (a)(d)	38,374	809,308
Moody's Corp. (d)	40,418	1,065,014
NYSE Euronext (d)	55,044	1,499,949
The NASDAQ Stock Market, Inc. (a)(d)	29,098	620,078
		64,541,531
Insurance - 2.3%
AFLAC, Inc. (d)	98,961	3,076,697
Allstate Corp. (d)	113,551	2,770,644
American International Group, Inc. (d)	569,660	660,806
Aon Corp. (d)	58,601	2,219,220
Assurant, Inc. (d)	24,929	600,540
Cincinnati Financial Corp.	34,415	769,175
Genworth Financial, Inc. Class A (non-vtg.) (d)	91,711	641,060
Hartford Financial Services Group, Inc. (d)	68,896	817,796
Lincoln National Corp.	62,684	1,078,792
Loews Corp. (d)	76,469	2,095,251
Marsh & McLennan Companies, Inc.	110,624	2,226,861
MBIA, Inc. (a)	36,081	156,231
MetLife, Inc. (d)	173,283	5,200,223
Principal Financial Group, Inc.	65,771	1,239,126
Progressive Corp. (a)(d)	144,175	2,178,484
Prudential Financial, Inc.	97,990	3,647,188
The Chubb Corp.	74,544	2,972,815
The Travelers Companies, Inc. (d)	123,939	5,086,457
Torchmark Corp.	17,515	648,756
Unum Group (d)	70,133	1,112,309
XL Capital Ltd. Class A (d)	72,424	829,979
		40,028,410
Real Estate Investment Trusts - 1.0%
Apartment Investment & Management Co. Class A	24,792	219,409
AvalonBay Communities, Inc.	16,915	946,225
Boston Properties, Inc.	29,325	1,398,803
Equity Residential (SBI)	57,974	1,288,762
HCP, Inc. (d)	57,684	1,222,324
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. (d)	23,527	$ 802,271
Host Hotels & Resorts, Inc. (d)	127,279	1,067,871
Kimco Realty Corp.	68,521	688,636
Plum Creek Timber Co., Inc. (d)	34,467	1,026,427
ProLogis Trust (d)	93,704	755,254
Public Storage (d)	26,553	1,738,690
Simon Property Group, Inc. (d)	58,795	3,023,827
Ventas, Inc. (d)	33,134	989,381
Vornado Realty Trust (d)	33,606	1,513,278
		16,681,158
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	50,092	468,861
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	110,403	1,467,256
People's United Financial, Inc. (d)	73,735	1,108,974
		2,576,230
TOTAL FINANCIALS		231,639,849
HEALTH CARE - 13.7%
Biotechnology - 1.9%
Amgen, Inc. (a)	214,325	11,346,366
Biogen Idec, Inc. (a)(d)	61,090	2,758,214
Celgene Corp. (a)(d)	97,446	4,661,817
Cephalon, Inc. (a)(d)	15,631	885,496
Genzyme Corp. (a)	57,111	3,179,369
Gilead Sciences, Inc. (a)(d)	191,889	8,988,081
		31,819,343
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc. (d)	128,087	6,783,488
Becton, Dickinson & Co.	50,711	3,616,201
Boston Scientific Corp. (a)(d)	318,915	3,233,798
C.R. Bard, Inc. (d)	21,023	1,565,162
DENTSPLY International, Inc.	31,444	959,671
Hospira, Inc. (a)(d)	33,974	1,308,678
Intuitive Surgical, Inc. (a)	8,014	1,311,571
Medtronic, Inc.	236,735	8,259,684
St. Jude Medical, Inc. (a)	73,325	3,013,658
Stryker Corp. (d)	50,447	2,004,764
Varian Medical Systems, Inc. (a)(d)	26,539	932,580
Zimmer Holdings, Inc. (a)	45,537	1,939,876
		34,929,131
Health Care Providers & Services - 2.1%
Aetna, Inc.	94,611	2,370,006
AmerisourceBergen Corp.	63,932	1,134,154
Cardinal Health, Inc.	76,227	2,328,735
CIGNA Corp. (d)	57,748	1,391,149
Coventry Health Care, Inc. (a)(d)	31,424	587,943
DaVita, Inc. (a)	21,892	1,082,778

	Shares	Value
Express Scripts, Inc. (a)(d)	57,408	$ 3,946,800
Humana, Inc. (a)	35,909	1,158,424
Laboratory Corp. of America Holdings (a)(d)	22,928	1,554,289
McKesson Corp. (d)	57,461	2,528,284
Medco Health Solutions, Inc. (a)	102,121	4,657,739
Patterson Companies, Inc. (a)(d)	19,365	420,221
Quest Diagnostics, Inc.	31,788	1,793,797
Tenet Healthcare Corp. (a)	88,396	249,277
UnitedHealth Group, Inc. (d)	251,826	6,290,613
WellPoint, Inc. (a)	102,601	5,221,365
		36,715,574
Health Care Technology - 0.0%
IMS Health, Inc.	38,480	488,696
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	36,979	1,542,764
Millipore Corp. (a)	11,735	823,914
PerkinElmer, Inc. (d)	24,680	429,432
Thermo Fisher Scientific, Inc. (a)(d)	88,559	3,610,550
Waters Corp. (a)(d)	20,409	1,050,451
		7,457,111
Pharmaceuticals - 7.3%
Abbott Laboratories	327,183	15,390,688
Allergan, Inc.	65,102	3,097,553
Bristol-Myers Squibb Co.	419,365	8,517,303
Eli Lilly & Co. (d)	214,063	7,415,142
Forest Laboratories, Inc. (a)(d)	63,854	1,603,374
Johnson & Johnson	583,370	33,135,416
King Pharmaceuticals, Inc. (a)(d)	52,496	505,536
Merck & Co., Inc. (d)	446,418	12,481,847
Mylan, Inc. (a)(d)	64,579	842,756
Pfizer, Inc. (d)	1,428,587	21,428,805
Schering-Plough Corp.	344,728	8,659,567
Watson Pharmaceuticals, Inc. (a)(d)	22,316	751,826
Wyeth	282,322	12,814,596
		126,644,409
TOTAL HEALTH CARE		238,054,264
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	81,511	4,514,894
Goodrich Corp.	26,221	1,310,263
Honeywell International, Inc.	157,477	4,944,778
ITT Corp.	38,530	1,714,585
L-3 Communications Holdings, Inc. (d)	24,675	1,711,952
Lockheed Martin Corp. (d)	69,157	5,577,512
Northrop Grumman Corp.	68,480	3,128,166
Precision Castparts Corp.	29,652	2,165,486
Raytheon Co.	83,427	3,706,662
Rockwell Collins, Inc.	33,531	1,399,249
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co. (d)	153,740	$ 6,533,950
United Technologies Corp.	199,435	10,362,643
		47,070,140
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (d)	35,895	1,871,924
Expeditors International of Washington, Inc. (d)	44,955	1,498,800
FedEx Corp. (d)	65,916	3,666,248
United Parcel Service, Inc. Class B	210,656	10,530,693
		17,567,665
Airlines - 0.1%
Southwest Airlines Co.	156,835	1,055,500
Building Products - 0.0%
Masco Corp. (d)	76,066	728,712
Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (d)	23,867	612,905
Cintas Corp. (d)	27,818	635,363
Iron Mountain, Inc. (a)(d)	38,130	1,096,238
Pitney Bowes, Inc.	43,694	958,209
R.R. Donnelley & Sons Co.	43,448	504,866
Republic Services, Inc.	68,165	1,663,908
Stericycle, Inc. (a)(d)	17,978	926,406
Waste Management, Inc.	104,160	2,933,146
		9,331,041
Construction & Engineering - 0.2%
Fluor Corp. (d)	38,073	1,952,764
Jacobs Engineering Group, Inc. (a)(d)	26,136	1,100,064
Quanta Services, Inc. (a)	41,277	954,737
		4,007,565
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	35,244	1,094,326
Emerson Electric Co. (d)	159,084	5,154,322
Rockwell Automation, Inc. (d)	30,026	964,435
		7,213,083
Industrial Conglomerates - 2.1%
3M Co. (d)	147,005	8,835,001
General Electric Co.	2,241,875	26,274,775
Textron, Inc.	56,905	549,702
		35,659,478
Machinery - 1.4%
Caterpillar, Inc. (d)	127,386	4,208,833
Cummins, Inc. (d)	42,726	1,504,382
Danaher Corp.	53,984	3,332,972
Deere & Co.	89,499	3,575,485
Dover Corp.	39,381	1,303,117
Eaton Corp. (d)	35,058	1,563,937
Flowserve Corp.	11,861	828,016
Illinois Tool Works, Inc.	81,396	3,039,327

	Shares	Value
Manitowoc Co., Inc. (d)	27,596	$ 145,155
PACCAR, Inc. (d)	76,888	2,499,629
Pall Corp.	24,967	663,124
Parker Hannifin Corp.	33,981	1,459,824
		24,123,801
Professional Services - 0.2%
Dun & Bradstreet Corp. (d)	11,257	914,181
Equifax, Inc.	26,725	697,523
Monster Worldwide, Inc. (a)(d)	26,685	315,150
Robert Half International, Inc. (d)	32,351	764,131
		2,690,985
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp. (d)	58,947	4,334,962
CSX Corp.	82,874	2,869,927
Norfolk Southern Corp. (d)	77,704	2,927,110
Ryder System, Inc.	11,832	330,349
Union Pacific Corp. (d)	106,722	5,555,947
		16,018,295
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	27,357	907,432
W.W. Grainger, Inc. (d)	13,174	1,078,687
		1,986,119
TOTAL INDUSTRIALS		167,452,384
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.7%
Ciena Corp. (a)(d)	19,297	199,724
Cisco Systems, Inc. (a)	1,221,094	22,761,192
Harris Corp. (d)	28,028	794,874
JDS Uniphase Corp. (a)	46,672	266,964
Juniper Networks, Inc. (a)(d)	110,756	2,613,842
Motorola, Inc. (d)	485,316	3,217,645
QUALCOMM, Inc.	350,378	15,837,086
Tellabs, Inc. (a)(d)	83,786	480,094
		46,171,421
Computers & Peripherals - 5.3%
Apple, Inc. (a)	188,865	26,900,042
Dell, Inc. (a)(d)	368,164	5,054,892
EMC Corp. (a)	426,165	5,582,762
Hewlett-Packard Co.	505,186	19,525,439
International Business Machines Corp. (d)	279,748	29,211,286
Lexmark International, Inc. Class A (a)(d)	16,530	262,001
NetApp, Inc. (a)(d)	70,020	1,380,794
QLogic Corp. (a)	25,158	319,003
SanDisk Corp. (a)(d)	48,027	705,517
Sun Microsystems, Inc. (a)	157,986	1,456,631
Teradata Corp. (a)(d)	36,562	856,648
Western Digital Corp. (a)	47,128	1,248,892
		92,503,907
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)(d)	72,690	1,476,334
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Amphenol Corp. Class A	36,263	$ 1,147,361
Corning, Inc. (d)	328,964	5,283,162
FLIR Systems, Inc. (a)(d)	31,808	717,588
Jabil Circuit, Inc.	45,256	335,800
Molex, Inc.	29,347	456,346
		9,416,591
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(d)	36,588	701,758
eBay, Inc. (a)	228,798	3,919,310
Google, Inc. Class A (sub. vtg.) (a)	50,833	21,430,684
VeriSign, Inc. (a)	40,824	754,428
Yahoo!, Inc. (a)(d)	295,309	4,624,539
		31,430,719
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)(d)	20,661	917,762
Automatic Data Processing, Inc.	106,201	3,763,763
Cognizant Technology Solutions Corp. Class A (a)	61,844	1,651,235
Computer Sciences Corp. (a)(d)	32,074	1,420,878
Convergys Corp. (a)	25,971	241,011
Fidelity National Information Services, Inc. (d)	40,490	808,180
Fiserv, Inc. (a)(d)	32,941	1,505,404
MasterCard, Inc. Class A	15,337	2,566,033
Paychex, Inc. (d)	67,986	1,713,247
The Western Union Co.	148,467	2,434,859
Total System Services, Inc. (d)	41,740	558,899
		17,581,271
Office Electronics - 0.1%
Xerox Corp.	183,081	1,186,365
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	118,670	459,253
Altera Corp. (d)	62,120	1,011,314
Analog Devices, Inc. (d)	61,659	1,527,910
Applied Materials, Inc. (d)	282,211	3,095,855
Broadcom Corp. Class A (a)	90,490	2,243,247
Intel Corp. (d)	1,182,377	19,568,339
KLA-Tencor Corp. (d)	35,966	908,142
Linear Technology Corp. (d)	47,055	1,098,734
LSI Corp. (a)	137,371	626,412
MEMC Electronic Materials, Inc. (a)(d)	47,314	842,662
Microchip Technology, Inc. (d)	38,714	873,001
Micron Technology, Inc. (a)(d)	179,256	907,035
National Semiconductor Corp. (d)	41,319	518,553
Novellus Systems, Inc. (a)	20,675	345,273
NVIDIA Corp. (a)(d)	115,634	1,305,508
Teradyne, Inc. (a)(d)	36,648	251,405

	Shares	Value
Texas Instruments, Inc. (d)	269,598	$ 5,742,437
Xilinx, Inc. (d)	58,332	1,193,473
		42,518,553
Software - 4.2%
Adobe Systems, Inc. (a)(d)	110,878	3,137,847
Autodesk, Inc. (a)(d)	48,356	917,797
BMC Software, Inc. (a)(d)	39,150	1,322,879
CA, Inc.	83,479	1,455,039
Citrix Systems, Inc. (a)(d)	38,312	1,221,770
Compuware Corp. (a)	51,226	351,410
Electronic Arts, Inc. (a)	68,371	1,485,018
Intuit, Inc. (a)	68,395	1,926,003
McAfee, Inc. (a)(d)	32,893	1,387,756
Microsoft Corp. (d)	1,620,346	38,515,624
Novell, Inc. (a)(d)	73,079	331,048
Oracle Corp.	801,814	17,174,856
Salesforce.com, Inc. (a)(d)	22,485	858,252
Symantec Corp. (a)	173,140	2,694,058
		72,779,357
TOTAL INFORMATION TECHNOLOGY		313,588,184
MATERIALS - 3.2%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	44,422	2,869,217
CF Industries Holdings, Inc.	10,247	759,713
Dow Chemical Co.	227,778	3,676,337
E.I. du Pont de Nemours & Co.	191,294	4,900,952
Eastman Chemical Co.	15,379	582,864
Ecolab, Inc. (d)	35,546	1,385,939
International Flavors & Fragrances, Inc. (d)	16,660	545,115
Monsanto Co.	115,538	8,589,095
PPG Industries, Inc. (d)	34,826	1,528,861
Praxair, Inc. (d)	65,093	4,626,160
Sigma Aldrich Corp.	25,847	1,280,977
		30,745,230
Construction Materials - 0.1%
Vulcan Materials Co. (d)	25,799	1,111,937
Containers & Packaging - 0.2%
Ball Corp. (d)	19,897	898,549
Bemis Co., Inc. (d)	21,154	533,081
Owens-Illinois, Inc. (a)	35,627	997,912
Pactiv Corp. (a)	27,931	606,103
Sealed Air Corp.	33,578	619,514
		3,655,159
Metals & Mining - 0.9%
AK Steel Holding Corp. (d)	23,134	443,941
Alcoa, Inc. (d)	206,260	2,130,666
Allegheny Technologies, Inc.	20,751	724,832
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	87,171	4,368,139
Newmont Mining Corp. (d)	103,614	4,234,704
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	66,530	$ 2,955,928
Titanium Metals Corp.	18,020	165,604
United States Steel Corp. (d)	30,345	1,084,530
		16,108,344
Paper & Forest Products - 0.2%
International Paper Co.	91,501	1,384,410
MeadWestvaco Corp.	36,222	594,403
Weyerhaeuser Co.	44,746	1,361,621
		3,340,434
TOTAL MATERIALS		54,961,104
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,249,065	31,026,775
CenturyTel, Inc. (d)	21,377	656,274
Embarq Corp.	30,186	1,269,623
Frontier Communications Corp.	66,128	472,154
Qwest Communications International, Inc. (d)	313,190	1,299,739
Verizon Communications, Inc.	601,366	18,479,977
Windstream Corp.	92,463	772,991
		53,977,533
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)(d)	84,194	2,654,637
MetroPCS Communications, Inc. (a)	53,613	713,589
Sprint Nextel Corp. (a)(d)	607,868	2,923,845
		6,292,071
TOTAL TELECOMMUNICATION SERVICES		60,269,604
UTILITIES - 4.0%
Electric Utilities - 2.3%
Allegheny Energy, Inc. (d)	35,863	919,886
American Electric Power Co., Inc.	100,933	2,915,954
Duke Energy Corp.	272,490	3,975,629
Edison International	68,976	2,169,985
Entergy Corp.	41,516	3,218,320
Exelon Corp.	139,462	7,141,849
FirstEnergy Corp. (d)	64,535	2,500,731
FPL Group, Inc.	86,967	4,944,944
Northeast Utilities (d)	37,076	827,166
Pepco Holdings, Inc.	46,573	625,941
Pinnacle West Capital Corp. (d)	21,400	645,210
PPL Corp.	79,612	2,624,012
Progress Energy, Inc.	59,074	2,234,769
Southern Co. (d)	165,646	5,161,529
		39,905,925

	Shares	Value
Gas Utilities - 0.1%
EQT Corp.	27,712	$ 967,426
Nicor, Inc.	9,572	331,383
Questar Corp.	36,848	1,144,499
		2,443,308
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (d)	141,137	1,638,601
Constellation Energy Group, Inc.	42,170	1,120,879
Dynegy, Inc. Class A (a)	107,237	243,428
		3,002,908
Multi-Utilities - 1.4%
Ameren Corp.	45,212	1,125,327
CenterPoint Energy, Inc.	73,936	819,211
CMS Energy Corp. (d)	48,021	580,094
Consolidated Edison, Inc. (d)	58,093	2,173,840
Dominion Resources, Inc. (d)	124,898	4,174,091
DTE Energy Co.	34,694	1,110,208
Integrys Energy Group, Inc.	16,180	485,238
NiSource, Inc. (d)	58,133	677,831
PG&E Corp.	77,985	2,997,743
Public Service Enterprise Group, Inc. (d)	107,120	3,495,326
SCANA Corp.	25,791	837,434
Sempra Energy (d)	51,718	2,566,764
TECO Energy, Inc. (d)	45,068	537,661
Wisconsin Energy Corp. (d)	24,751	1,007,613
Xcel Energy, Inc.	96,467	1,775,957
		24,364,338
TOTAL UTILITIES		69,716,479
TOTAL COMMON STOCKS (Cost $1,407,402,885)		1,703,934,792
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.74% 7/30/09 to 12/17/09 (e) (Cost $6,370,814)	$ 6,380,000	6,374,709
Money Market Funds - 29.9%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	19,916,602	$ 19,916,602
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	497,884,410	497,884,410
TOTAL MONEY MARKET FUNDS (Cost $517,801,012)		517,801,012
TOTAL INVESTMENT PORTFOLIO - 128.6% (Cost $1,931,574,711)		2,228,110,513
NET OTHER ASSETS - (28.6)%		(495,467,140)
NET ASSETS - 100%		$ 1,732,643,373
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
125 CME S&P 500 Index Contracts	Sept. 2009	$ 28,609,375	$ (545,354)
The face value of futures purchased as a percentage of net assets - 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,775,539.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,564
Fidelity Securities Lending Cash Central Fund	912,544
Total	$ 1,027,108
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 152,652,672	$ 152,652,672	$ -	$ -
Consumer Staples	203,922,819	203,922,819	-	-
Energy	211,677,433	211,677,433	-	-
Financials	231,639,849	231,639,849	-	-
Health Care	238,054,264	238,054,264	-	-
Industrials	167,452,384	167,452,384	-	-
Information Technology	313,588,184	313,588,184	-	-
Materials	54,961,104	54,961,104	-	-
Telecommunication Services	60,269,604	60,269,604	-	-
Utilities	69,716,479	69,716,479	-	-
Money Market Funds	517,801,012	517,801,012	-	-
U.S. Government and Government Agency Obligations	6,374,709	-	6,374,709	-
Total Investments in Securities:	$ 2,228,110,513	$ 2,221,735,804	$ 6,374,709	$ -
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Futures Contracts	$ (545,354)	$ (545,354)	$ -	$ -
Total Derivative Instruments:	$ (545,354)	$ (545,354)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of June 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (545,354)
Total Value of Derivatives	$ -	$ (545,354)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $481,107,818) - See accompanying schedule: Unaffiliated issuers (cost $1,413,773,699)	$ 1,710,309,501
Fidelity Central Funds (cost $517,801,012)	517,801,012
Total Investments (cost $1,931,574,711)		$ 2,228,110,513
Cash		1,687,497
Receivable for investments sold		1,478,498
Receivable for fund shares sold		744,984
Dividends receivable		2,348,599
Distributions receivable from Fidelity Central Funds		209,156
Other affiliated receivables		170
Other receivables		29,558
Total assets		2,234,608,975

Liabilities
Payable for investments purchased	$ 2,966,636
Payable for fund shares redeemed	713,385
Accrued management fee	146,166
Distribution fees payable	40,352
Payable for daily variation on futures contracts	185,095
Other payables and accrued expenses	29,558
Collateral on securities loaned, at value	497,884,410
Total liabilities		501,965,602

Net Assets		$ 1,732,643,373
Net Assets consist of:
Paid in capital		$ 1,424,153,905
Undistributed net investment income		20,718,118
Accumulated undistributed net realized gain (loss) on investments		(8,219,098)
Net unrealized appreciation (depreciation) on investments		295,990,448
Net Assets		$ 1,732,643,373

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,525,620,917 ÷ 15,319,875 shares)	$ 99.58

Service Class: Net Asset Value, offering price and redemption price per share ($25,992,609 ÷ 261,675 shares)	$ 99.33

Service Class 2: Net Asset Value, offering price and redemption price per share ($181,029,847 ÷ 1,833,198 shares)	$ 98.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 20,828,357
Interest		24,809
Income from Fidelity Central Funds		1,027,108
Total income		21,880,274

Expenses
Management fee	$ 807,356
Distribution fees	216,675
Independent trustees' compensation	6,463
Miscellaneous	5,046
Total expenses before reductions	1,035,540
Expense reductions	(252)	1,035,288
Net investment income (loss)		20,844,986
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,937,561)
Futures contracts	(167,979)
Total net realized gain (loss)		(4,105,540)
Change in net unrealized appreciation (depreciation) on: Investment securities	35,206,489
Futures contracts	(2,226,957)
Total change in net unrealized appreciation (depreciation)		32,979,532
Net gain (loss)		28,873,992
Net increase (decrease) in net assets resulting from operations		$ 49,718,978

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,844,986	$ 51,886,013
Net realized gain (loss)	(4,105,540)	40,992,554
Change in net unrealized appreciation (depreciation)	32,979,532	(1,129,324,371)
Net increase (decrease) in net assets resulting from operations	49,718,978	(1,036,445,804)
Distributions to shareholders from net investment income	(5,015,493)	(51,064,897)
Distributions to shareholders from net realized gain	(38,913,306)	(26,002,696)
Total distributions	(43,928,799)	(77,067,593)
Share transactions - net increase (decrease)	6,096,244	(101,349,542)
Total increase (decrease) in net assets	11,886,423	(1,214,862,939)

Net Assets
Beginning of period	1,720,756,950	2,935,619,889
End of period (including undistributed net investment income of $20,718,118 and undistributed net investment income of $4,888,625, respectively)	$ 1,732,643,373	$ 1,720,756,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 99.19	$ 164.03	$ 161.36	$ 141.88	$ 137.76	$ 126.13
Income from Investment Operations
Net investment income (loss) E	1.20	3.03	3.11	2.71	2.36	2.18 H
Net realized and unrealized gain (loss)	1.73	(63.32)	5.59	19.26	4.15	11.10
Total from investment operations	2.93	(60.29)	8.70	21.97	6.51	13.28
Distributions from net investment income	(.29)	(3.07)	(6.03)	(2.49)	(2.39)	(1.65)
Distributions from net realized gain	(2.25)	(1.48)	-	-	-	-
Total distributions	(2.54)	(4.55)	(6.03)	(2.49)	(2.39)	(1.65)
Net asset value, end of period	$ 99.58	$ 99.19	$ 164.03	$ 161.36	$ 141.88	$ 137.76
Total Return B,C,D	3.27%	(37.00)%	5.45%	15.73%	4.82%	10.62%
Ratios to Average Net Assets F,I
Expenses before reductions	.10% A	.10%	.10%	.10%	.14%	.35%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.13%	.28%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.13%	.28%
Net investment income (loss)	2.61% A	2.22%	1.86%	1.83%	1.73%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,525,621	$ 1,525,779	$ 2,626,891	$ 2,780,085	$ 2,641,527	$ 2,778,226
Portfolio turnover rate G	4% A	6%	5%	6%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 98.99	$ 163.66	$ 160.88	$ 141.48	$ 137.41	$ 125.86
Income from Investment Operations
Net investment income (loss) E	1.15	2.88	2.93	2.55	2.22	2.05 H
Net realized and unrealized gain (loss)	1.73	(63.14)	5.58	19.22	4.14	11.07
Total from investment operations	2.88	(60.26)	8.51	21.77	6.36	13.12
Distributions from net investment income	(.29)	(2.93)	(5.73)	(2.37)	(2.29)	(1.57)
Distributions from net realized gain	(2.25)	(1.48)	-	-	-	-
Total distributions	(2.54)	(4.41)	(5.73)	(2.37)	(2.29)	(1.57)
Net asset value, end of period	$ 99.33	$ 98.99	$ 163.66	$ 160.88	$ 141.48	$ 137.41
Total Return B,C,D	3.23%	(37.07)%	5.34%	15.61%	4.71%	10.51%
Ratios to Average Net Assets F,I
Expenses before reductions	.20% A	.20%	.20%	.20%	.24%	.47%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.23%	.38%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.23%	.38%
Net investment income (loss)	2.51% A	2.12%	1.76%	1.73%	1.63%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,993	$ 24,340	$ 38,960	$ 35,953	$ 27,178	$ 23,216
Portfolio turnover rate G	4% A	6%	5%	6%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 98.50	$ 162.79	$ 159.90	$ 140.68	$ 136.71	$ 125.31
Income from Investment Operations
Net investment income (loss) E	1.08	2.66	2.67	2.32	2.01	1.85 H
Net realized and unrealized gain (loss)	1.71	(62.74)	5.54	19.11	4.11	11.01
Total from investment operations	2.79	(60.08)	8.21	21.43	6.12	12.86
Distributions from net investment income	(.29)	(2.73)	(5.32)	(2.21)	(2.15)	(1.46)
Distributions from net realized gain	(2.25)	(1.48)	-	-	-	-
Total distributions	(2.54)	(4.21)	(5.32)	(2.21)	(2.15)	(1.46)
Net asset value, end of period	$ 98.75	$ 98.50	$ 162.79	$ 159.90	$ 140.68	$ 136.71
Total Return B,C,D	3.15%	(37.16)%	5.17%	15.44%	4.55%	10.34%
Ratios to Average Net Assets F,I
Expenses before reductions	.35% A	.35%	.35%	.35%	.39%	.61%
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.38%	.53%
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.38%	.53%
Net investment income (loss)	2.36% A	1.97%	1.61%	1.58%	1.48%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181,030	$ 170,637	$ 269,769	$ 219,346	$ 156,295	$ 106,051
Portfolio turnover rate G	4% A	6%	5%	6%	7%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.36 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 662,950,488
Unrealized depreciation	(372,307,876)
Net unrealized appreciation (depreciation)	$ 290,642,612
Cost for federal income tax purposes	$ 1,937,467,901

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to

Semiannual Report

4. Investments in Derivative Instruments - continued

Futures Contracts - continued

the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market.

Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ (167,979)	$ (2,226,957)

Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (167,979)	$ (2,226,957)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(167,979) for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(2,226,957) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $38,956,465 and $28,331,019, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, FMR pays all class-level expenses except distribution and service fees so that total expenses do not exceed .10% of each class' average net assets plus the distribution and service fee applicable to each class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 11,777
Service Class 2	204,898
$ 216,675

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Under the expense contract, the classes do not pay transfer agent fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,046 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $912,544.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $252.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 4,443,742	$ 45,804,219
Service Class	72,036	701,651
Service Class 2	499,715	4,559,027
Total	$ 5,015,493	$ 51,064,897
From net realized gain
Initial Class	$ 34,477,306	$ 23,261,499
Service Class	558,901	346,810
Service Class 2	3,877,099	2,394,387
Total	$ 38,913,306	$ 26,002,696

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	860,995	1,206,929	$ 78,822,453	$ 154,764,474
Reinvestment of distributions	439,438	627,640	38,921,048	69,065,718
Shares redeemed	(1,363,466)	(2,466,809)	(122,008,238)	(333,686,430)
Net increase (decrease)	(63,033)	(632,240)	$ (4,264,737)	$ (109,856,238)
Service Class
Shares sold	26,844	38,072	$ 2,425,985	$ 5,170,349
Reinvestment of distributions	7,139	9,570	630,937	1,048,461
Shares redeemed	(18,194)	(39,815)	(1,621,279)	(5,334,526)
Net increase (decrease)	15,789	7,827	$ 1,435,643	$ 884,284

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Service Class 2
Shares sold	249,663	457,665	$ 22,686,219	$ 61,060,802
Reinvestment of distributions	49,787	63,453	4,376,814	6,953,414
Shares redeemed	(198,609)	(445,891)	(18,137,695)	(60,391,804)
Net increase (decrease)	100,841	75,227	$ 8,925,338	$ 7,622,412

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIDX-SANN-0809
1.705630.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2009